Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 43.3%	Par	Value
Financials - 17.5%
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	$37,818,000	$37,649,797
4.80%, 04/18/2026 (a)	47,025,000	47,000,245
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	12,250,000	11,640,520
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031) (a)	31,325,000	27,416,815
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	10,000,000	10,220,729
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	8,000,000	7,682,384
6.45%, 04/15/2027 (Callable 03/15/2027)	38,501,000	40,333,394
5.75%, 06/06/2028 (Callable 05/06/2028)	10,000,000	10,422,396
3.00%, 10/29/2028 (Callable 08/29/2028)	15,500,000	14,641,869
4.63%, 09/10/2029 (Callable 08/10/2029)	7,575,000	7,578,752
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	12,809,000	11,623,157
5.63%, 06/15/2034 (Callable 03/15/2034)	12,000,000	12,553,557
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	23,500,000	25,141,378
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	41,350,000	43,595,647
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	7,711,000	8,724,766
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,426,913
Aircastle Ltd.
6.50%, 07/18/2028 (Callable 06/18/2028) (a)	5,000,000	5,244,609
5.95%, 02/15/2029 (Callable 01/15/2029) (a)	15,500,000	16,054,964
Aircastle Ltd. / Aircastle Ireland DAC, 5.75%, 10/01/2031 (Callable 08/01/2031) (a)	12,250,000	12,595,458
Ally Financial, Inc.
5.80%, 05/01/2025 (Callable 04/01/2025)	10,000,000	10,035,781
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029 (Callable 06/13/2028)	16,891,000	17,855,682
6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030 (Callable 01/03/2029)	10,000,000	10,558,721
American International Group, Inc.
5.13%, 03/27/2033 (Callable 12/27/2032)	6,000,000	6,183,255
6.82%, 11/15/2037	4,173,000	4,798,441
American National Group, Inc., 5.75%, 10/01/2029 (Callable 09/01/2029)	12,000,000	12,069,345
Americold Realty Operating Partnership LP, 5.41%, 09/12/2034 (Callable 06/12/2034)	35,000,000	35,110,953
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	5,000,000	3,972,670
Assurant, Inc.
4.90%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,285,722
3.70%, 02/22/2030 (Callable 11/22/2029)	7,000,000	6,630,676
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025) (a)	14,803,000	14,544,491
6.74%, 12/08/2032 (a)	33,000,000	36,690,864
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034) (a)	70,350,000	70,059,954
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030) (a)	13,000,000	11,280,084
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	18,379,000	19,206,943
5.38%, 07/15/2029 (Callable 06/15/2029) (a)	29,500,000	30,134,769
6.38%, 07/15/2030 (Callable 05/15/2030) (a)	36,120,000	38,708,246
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (Callable 01/15/2025) (a)	10,000,000	9,895,525
6.38%, 05/04/2028 (Callable 04/04/2028) (a)	10,000,000	10,453,534
Banco Santander SA
5.18%, 11/19/2025	11,150,000	11,164,821
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	10,000,000	9,473,107
6.61%, 11/07/2028	8,400,000	9,114,038
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	10,000,000	10,340,408
2.75%, 12/03/2030	5,000,000	4,417,815
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	30,998,924
6.92%, 08/08/2033	7,842,000	8,677,582
6.35%, 03/14/2034	35,000,000	37,479,327
Bank of America Corp.
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027 (Callable 01/20/2026)	12,750,000	12,853,640
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	6,000,000	5,728,130
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	12,000,000	12,666,751
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	19,539,000	19,007,587
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029 (Callable 04/25/2028)	15,000,000	15,423,107
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	12,000,000	11,081,457
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	10,000,000	9,973,651
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	7,000,000	6,345,842
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	35,000,000	31,739,478
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,676,034
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033 (Callable 07/22/2032)	5,000,000	5,129,739
7.75%, 05/14/2038	725,000	916,113
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	10,202,000	9,738,816
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)	53,529,000	55,531,531
Bank of Montreal
5.37%, 06/04/2027	15,000,000	15,513,801
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	15,350,000	15,464,716
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)	5,000,000	4,859,120
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	14,737,000	12,717,730
Bank of Nova Scotia
5.40%, 06/04/2027	25,000,000	25,779,528
5.25%, 06/12/2028	7,000,000	7,249,353
4.74% to 11/10/2031 then SOFR + 1.44%, 11/10/2032 (Callable 11/10/2031)	7,775,000	7,799,662
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	20,400,000	19,404,824
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	15,000,000	15,173,203
5.19%, 02/16/2028 (a)	15,000,000	15,385,469
5.79%, 07/13/2028 (a)	6,000,000	6,288,398
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	10,000,000	9,868,471
4.34%, 01/10/2028 (Callable 01/10/2027)	10,000,000	9,937,415
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	12,125,000	12,612,999
4.94% to 09/10/2029 then SOFR + 1.56%, 09/10/2030 (Callable 09/10/2029)	50,000,000	50,413,231
2.65% to 06/24/2030 then 1 yr. CMT Rate + 1.90%, 06/24/2031 (Callable 06/24/2030)	2,150,000	1,922,015
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	31,650,000	34,098,609
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	20,000,000	22,241,100
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	15,000,000	15,166,932
Belrose Funding Trust, 2.33%, 08/15/2030 (Callable 05/15/2030) (a)	33,383,000	28,645,038
BGC Group, Inc.
4.38%, 12/15/2025 (Callable 09/15/2025)	13,700,000	13,570,184
8.00%, 05/25/2028 (Callable 04/25/2028)	15,000,000	16,139,735
6.60%, 06/10/2029 (Callable 05/10/2029)	25,000,000	25,874,235
BNP Paribas SA
4.38%, 09/28/2025 (a)	8,200,000	8,138,877
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024) (a)	28,500,000	28,390,968
4.38%, 05/12/2026 (a)	16,910,000	16,796,692
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025) (a)	16,500,000	16,182,806
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)	8,000,000	7,664,166
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027) (a)	16,000,000	14,864,947
3.05% to 01/13/2030 then SOFR + 1.51%, 01/13/2031 (Callable 01/13/2030) (a)	10,500,000	9,688,288
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	25,000,000	22,264,763
5.74% (SOFR + 1.88%), 02/20/2035 (Callable 02/20/2034) (a)	12,000,000	12,700,461
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030) (a)	5,000,000	4,354,690
BPCE SA
4.50%, 03/15/2025 (a)	40,275,000	40,063,331
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025) (a)	15,000,000	14,526,508
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031) (a)	3,180,000	2,709,700
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	48,602,000	41,873,490
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033) (a)	22,896,000	25,638,334
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)	18,330,000	19,279,597
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)	10,000,000	10,471,461
Brighthouse Financial Global Funding, 5.55%, 04/09/2027 (a)	20,000,000	20,417,305
Brown & Brown, Inc., 4.50%, 03/15/2029 (Callable 12/15/2028)	11,840,000	11,896,999
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	5,000,000	5,126,098
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	5,425,000	5,459,703
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027) (a)	5,000,000	4,951,859
7.20%, 12/12/2028 (Callable 11/12/2028) (a)	20,000,000	21,215,084
Capital One Financial Corp.
3.75%, 07/28/2026 (Callable 06/28/2026)	5,000,000	4,930,575
3.80%, 01/31/2028 (Callable 12/31/2027)	6,960,000	6,810,771
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,250,693
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	4,600,000	4,845,388
5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030 (Callable 02/01/2029)	10,000,000	10,355,842
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	18,250,000	17,158,540
5.27% to 05/10/2032 then SOFR + 2.37%, 05/10/2033 (Callable 05/10/2032)	18,775,000	18,932,910
6.38% to 06/08/2033 then SOFR + 2.86%, 06/08/2034 (Callable 06/08/2033)	15,000,000	16,205,086
Centene Corp.
4.63%, 12/15/2029 (Callable 12/15/2024)	21,068,000	20,616,764
3.00%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,952,270
2.50%, 03/01/2031 (Callable 12/01/2030)	64,850,000	55,740,559
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,491,574
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	25,694,000	25,435,859
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	10,450,000	10,734,667
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	30,000,000	30,034,791
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	10,000,000	9,930,597
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	50,000,000	44,995,657
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	5,000,000	4,394,611
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,492,579
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	23,400,000	22,659,002
3.25%, 04/30/2030 (Callable 01/30/2030)	40,000,000	37,064,834
CNA Financial Corp., 5.50%, 06/15/2033 (Callable 03/15/2033)	14,250,000	14,988,243
CNO Financial Group, Inc., 6.45%, 06/15/2034 (Callable 03/15/2034)	15,000,000	15,856,752
CNO Global Funding
5.88%, 06/04/2027 (a)	18,000,000	18,541,619
2.65%, 01/06/2029 (a)	11,970,000	10,954,014
Comerica Bank, 4.00%, 07/27/2025	21,425,000	21,239,794
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)	32,454,000	28,572,818
3.78%, 03/14/2032 (a)	7,250,000	6,748,936
5.84%, 03/13/2034 (a)	12,800,000	13,501,142
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029) (a)	35,000,000	32,921,907
Compeer Financial FLCA/Compeer Financial PCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (Callable 06/01/2031) (a)	5,500,000	4,236,375
Cooperatieve Rabobank UA
4.38%, 08/04/2025	11,975,000	11,912,031
3.75%, 07/21/2026	36,000,000	35,461,027
Corebridge Global Funding
5.20%, 01/12/2029 (a)	5,900,000	6,061,008
5.20%, 06/24/2029 (a)	6,000,000	6,191,458
Credit Agricole SA
4.38%, 03/17/2025 (a)	37,093,000	36,897,358
4.63% to 09/11/2027 then SOFR + 1.00%, 09/11/2028 (Callable 09/11/2027) (a)	8,000,000	8,035,465
3.25%, 01/14/2030 (a)	13,043,000	12,091,372
5.51%, 07/05/2033 (a)	5,000,000	5,303,643
5.37%, 03/11/2034 (a)	5,725,000	5,977,180
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	52,000,000	55,497,734
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (Callable 06/16/2025) (a)	7,000,000	6,850,576
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	33,945,000	32,925,983
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	12,000,000	11,952,732
4.61% to 10/02/2029 then 5 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029) (a)	20,000,000	19,977,111
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	12,000,000	12,490,682
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	6,000,000	5,708,170
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	5,000,000	5,293,180
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	30,000,000	32,293,947
5.88% to 07/08/2030 then SOFR + 5.44%, 07/08/2031 (Callable 04/08/2030)	23,869,000	24,509,427
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	10,000,000	9,321,912
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	28,714,000	25,769,070
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	60,000,000	52,514,350
Digital Realty Trust LP
4.45%, 07/15/2028 (Callable 04/15/2028)	7,000,000	7,016,442
3.60%, 07/01/2029 (Callable 04/01/2029)	41,950,000	40,543,104
Discover Bank
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	28,280,000	29,202,444
4.65%, 09/13/2028 (Callable 06/13/2028)	33,225,000	33,234,134
Discover Financial Services, 7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	25,000,000	29,374,581
DNB Bank ASA
1.13% to 09/16/2025 then 1 yr. CMT Rate + 0.85%, 09/16/2026 (Callable 09/16/2025) (a)	10,000,000	9,665,030
1.54% to 05/25/2026 then 1 yr. CMT Rate + 0.72%, 05/25/2027 (Callable 05/25/2026) (a)	5,800,000	5,536,645
Elevance Health, Inc., 5.13%, 02/15/2053 (Callable 08/15/2052)	5,200,000	5,102,444
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	1,284,000	1,279,074
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	2,575,000	2,538,874
5.70%, 04/01/2028 (Callable 03/01/2028)	3,650,000	3,798,832
2.20%, 10/15/2030 (Callable 07/15/2030)	6,950,000	6,089,075
2.55%, 06/01/2031 (Callable 03/01/2031)	11,000,000	9,577,019
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	5,000,000	5,021,344
5.70%, 03/14/2028 (a)	22,000,000	22,761,171
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	4,000,000	4,030,888
First Horizon Corp., 4.00%, 05/26/2025 (Callable 04/26/2025)	27,495,000	27,248,924
First Republic Bank, 4.63%, 02/13/2047 (Callable 08/13/2046) (b)	1,850,000	46,250
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030) (a)	15,000,000	13,861,162
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032) (a)	5,800,000	6,223,647
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052) (a)	6,800,000	7,481,750
FMR LLC
4.95%, 02/01/2033 (a)	4,235,000	4,302,625
6.50%, 12/14/2040 (a)	1,820,000	2,101,872
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	9,350,000	9,340,789
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	20,000,000	20,323,743
Goldman Sachs Capital I, 6.35%, 02/15/2034	125,000	134,905
Goldman Sachs Group, Inc.
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	11,000,000	10,825,865
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	17,875,000	17,524,557
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	15,050,000	14,962,247
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	25,000,000	25,651,890
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	30,000,000	25,662,528
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,837,146
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	11,332,000	9,827,680
6.75%, 10/01/2037	300,000	345,447
Guardian Life Insurance Co. of America
4.88%, 06/19/2064 (a)	6,715,000	6,285,440
3.70%, 01/22/2070 (Callable 07/22/2069) (a)	14,000,000	10,219,081
4.85%, 01/24/2077 (a)	16,363,000	15,068,384
Hartford Financial Services Group, Inc., 6.10%, 10/01/2041	2,925,000	3,194,111
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	10,000,000	10,301,241
High Street Funding Trust I, 4.11%, 02/15/2028 (Callable 11/15/2027) (a)	9,000,000	8,758,963
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047) (a)	7,000,000	5,993,976
Host Hotels & Resorts LP
5.70%, 07/01/2034 (Callable 04/01/2034)	15,000,000	15,487,890
5.50%, 04/15/2035 (Callable 01/15/2035)	4,000,000	4,057,985
HSBC Holdings PLC
5.21% to 08/11/2027 then SOFR + 2.61%, 08/11/2028 (Callable 08/11/2027)	4,014,000	4,095,638
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	22,654,000	21,136,493
7.39% to 11/03/2027 then SOFR + 3.35%, 11/03/2028 (Callable 11/03/2027)	15,000,000	16,238,971
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	6,000,000	6,317,069
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	19,471,000	19,495,944
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	10,000,000	9,168,690
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	4,775,000	4,652,674
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	31,529,000	27,896,149
Humana, Inc., 8.15%, 06/15/2038	8,983,000	11,155,603
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	15,125,000	15,853,717
Invitation Homes Operating Partnership LP, 5.45%, 08/15/2030 (Callable 06/15/2030)	15,000,000	15,633,547
Jackson Financial, Inc., 3.13%, 11/23/2031 (Callable 08/23/2031)	15,000,000	13,102,603
Jackson National Life Global Funding
5.60%, 04/10/2026 (a)	7,000,000	7,100,448
5.55%, 07/02/2027 (a)	20,000,000	20,543,295
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034) (a)	20,000,000	19,907,419
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	14,625,000	14,805,086
6.45%, 06/08/2027	1,300,000	1,364,162
5.88%, 07/21/2028 (Callable 06/21/2028)	14,000,000	14,604,114
4.15%, 01/23/2030	30,200,000	29,493,036
6.20%, 04/14/2034 (Callable 01/14/2034)	23,000,000	24,621,310
JPMorgan Chase & Co.
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026 (Callable 11/19/2025)	18,500,000	17,777,235
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	10,000,000	9,471,856
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	55,000,000	56,072,594
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	51,000,000	49,807,439
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	30,500,000	27,703,443
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	5,000,000	4,296,338
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,377,522
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	13,500,000	14,547,839
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (Callable 07/22/2034)	7,175,000	7,483,050
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	6,000,000	5,454,039
KeyBank NA, 3.40%, 05/20/2026	21,575,000	21,071,163
Liberty Mutual Group, Inc.
6.50%, 03/15/2035 (a)	750,000	773,247
3.95%, 10/15/2050 (Callable 04/15/2050) (a)	900,000	704,111
Liberty Mutual Insurance Co., 7.70%, 10/15/2097 (a)	375,000	445,225
Lincoln National Corp.
3.40%, 01/15/2031 (Callable 10/15/2030)	4,100,000	3,793,099
6.30%, 10/09/2037	2,190,000	2,393,352
Lloyds Banking Group PLC
3.75%, 01/11/2027	7,800,000	7,713,838
4.38%, 03/22/2028	15,000,000	14,972,269
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027) (c)	21,550,000	20,990,604
5.87% to 03/06/2028 then 1 yr. CMT Rate + 1.70%, 03/06/2029 (Callable 03/06/2028)	11,300,000	11,786,383
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030 (Callable 06/05/2029)	10,000,000	10,478,887
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	30,000,000	31,559,872
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	7,725,000	8,307,436
4.00%, 03/15/2029 (Callable 11/01/2024) (a)	34,895,000	33,398,666
6.00%, 05/20/2034 (Callable 02/20/2034)	30,556,000	31,939,163
Macquarie Airfinance Holdings Ltd., 5.15%, 03/17/2030 (Callable 02/17/2030) (a)	15,000,000	15,032,625
Macquarie Bank Ltd.
4.88%, 06/10/2025 (a)	7,800,000	7,792,180
3.62%, 06/03/2030 (a)	28,805,000	26,910,560
6.80%, 01/18/2033 (a)	10,000,000	10,985,139
Macquarie Group Ltd.
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031) (a)	16,751,000	14,580,616
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033) (a)	16,977,000	18,450,710
Manulife Financial Corp.
4.15%, 03/04/2026	15,000,000	14,964,964
2.48%, 05/19/2027 (Callable 03/19/2027)	15,225,000	14,628,544
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051) (a)	15,000,000	10,817,711
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053 (Callable 09/15/2052)	4,000,000	4,159,260
Massachusetts Mutual Life Insurance Co.
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049) (a)(c)	26,000,000	23,938,975
3.73%, 10/15/2070 (a)	19,253,000	13,962,853
4.90%, 04/01/2077 (a)	13,000,000	11,572,799
MBIA Insurance Corp., 16.82% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(b)	700,000	35,875
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,318,099
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (a)	9,025,000	8,415,680
5.15%, 03/28/2033 (a)	12,656,000	13,136,043
Metropolitan Life Insurance Co., 7.80%, 11/01/2025 (a)	3,725,000	3,841,993
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	24,400,000	23,228,194
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,000,000	3,146,955
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	10,000,000	9,500,575
3.17%, 09/11/2027	22,000,000	21,361,067
4.02%, 03/05/2028	2,650,000	2,629,497
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	7,250,000	6,265,067
Morgan Stanley
3.13%, 07/27/2026	13,175,000	12,940,265
3.59% (3 mo. LIBOR US + 134.00%), 07/22/2028 (Callable 07/22/2027) (c)	22,350,000	21,899,737
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	25,000,000	26,429,050
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,252,419
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	9,705,000	8,355,416
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	5,000,000	5,560,175
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,600,000	8,968,557
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	17,000,000	17,535,873
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	60,200,000	52,447,623
2.99%, 05/21/2031 (a)	24,495,000	21,787,115
6.43%, 01/12/2033 (a)	12,025,000	13,131,115
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029) (a)	5,000,000	4,780,065
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032) (a)	14,000,000	12,477,208
National Bank of Canada, 5.60%, 12/18/2028	20,000,000	20,907,856
Nationwide Building Society
4.00%, 09/14/2026 (a)	63,394,000	62,491,818
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(c)	3,525,000	3,491,885
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(c)	17,125,000	16,652,025
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049) (a)	17,500,000	13,967,841
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (a)	7,000,000	8,063,293
7.88%, 04/01/2033 (a)	5,600,000	6,453,044
9.38%, 08/15/2039 (a)	23,409,000	31,497,569
NatWest Group PLC
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	11,725,000	11,176,340
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (c)	5,150,000	5,203,624
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	32,500,000	34,033,886
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (c)	11,000,000	10,923,310
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	22,500,000	22,848,666
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	8,700,000	9,251,726
NatWest Markets PLC, 5.42%, 05/17/2027 (a)	25,000,000	25,659,266
New York Life Global Funding, 5.00%, 06/06/2029 (a)	11,700,000	12,138,371
New York Life Insurance Co.
6.75%, 11/15/2039 (a)	25,105,000	29,546,548
4.45%, 05/15/2069 (Callable 11/15/2068) (a)	14,500,000	12,567,657
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	5,700,000	5,931,203
Nomura Holdings, Inc.
5.59%, 07/02/2027	15,000,000	15,452,554
2.17%, 07/14/2028	30,000,000	27,497,542
2.71%, 01/22/2029	9,600,000	8,888,208
Old Republic International Corp.
5.75%, 03/28/2034 (Callable 12/28/2033)	10,000,000	10,489,313
3.85%, 06/11/2051 (Callable 12/11/2050)	12,550,000	9,511,185
Peachtree Corners Funding Trust, 3.98%, 02/15/2025 (a)	16,000,000	15,918,194
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035 (Callable 10/15/2034)	10,000,000	9,825,043
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053) (a)	10,000,000	10,840,472
Pricoa Global Funding I
5.10%, 05/30/2028 (a)	4,700,000	4,851,955
4.65%, 08/27/2031 (a)	6,650,000	6,737,252
Principal Life Global Funding II, 5.10%, 01/25/2029 (a)	10,000,000	10,302,558
Prologis LP, 5.25%, 06/15/2053 (Callable 12/15/2052)	6,600,000	6,689,925
Protective Life Corp., 4.30%, 09/30/2028 (Callable 06/30/2028) (a)	4,105,000	4,089,336
Protective Life Global Funding
5.21%, 04/14/2026 (a)	22,000,000	22,295,909
5.22%, 06/12/2029 (a)	15,850,000	16,458,140
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (a)	21,011,000	21,502,415
Raymond James Financial, Inc., 4.95%, 07/15/2046	15,000,000	14,492,645
Realty Income Corp., 5.38%, 09/01/2054 (Callable 03/01/2054)	7,000,000	7,125,372
Regions Bank/Birmingham AL, 6.45%, 06/26/2037	3,864,000	4,156,827
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024 (a)	20,000,000	19,955,310
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/2028 (Callable 09/15/2028)	20,000,000	21,459,903
Rexford Industrial Realty LP, 2.13%, 12/01/2030 (Callable 09/01/2030)	13,000,000	11,236,417
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 11/01/2024) (a)	10,000,000	9,600,772
Royal Bank of Canada, 4.65%, 01/27/2026	29,930,000	29,984,276
Sammons Financial Group, Inc., 3.35%, 04/16/2031 (Callable 01/16/2031) (a)	25,000,000	21,794,468
Santander Holdings USA, Inc.
3.45%, 06/02/2025 (Callable 05/02/2025)	10,000,000	9,894,604
5.35% to 09/06/2029 then SOFR + 1.94%, 09/06/2030 (Callable 09/06/2029)	4,500,000	4,547,459
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035 (Callable 05/31/2034)	10,000,000	10,489,941
Santander UK Group Holdings PLC, 1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	20,000,000	19,024,172
SMBC Aviation Capital Finance DAC
5.70%, 07/25/2033 (Callable 04/25/2033) (a)	35,000,000	36,518,479
5.55%, 04/03/2034 (Callable 01/03/2034) (a)	48,566,000	50,075,941
Societe Generale SA
2.63%, 01/22/2025 (a)	24,600,000	24,391,542
4.25%, 04/14/2025 (a)	30,420,000	30,200,778
4.25%, 08/19/2026 (a)	10,572,000	10,396,030
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027) (a)	3,975,000	3,797,805
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028) (a)	9,075,000	9,477,109
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	7,475,000	7,659,099
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031) (a)	18,760,000	16,264,276
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034) (a)	4,000,000	4,172,444
3.63%, 03/01/2041 (a)	9,200,000	6,649,010
7.13% to 01/19/2054 then 1 yr. CMT Rate + 2.95%, 01/19/2055 (Callable 01/19/2054) (a)	13,000,000	13,246,825
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)	15,000,000	14,380,950
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	18,000,000	17,178,045
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028) (a)	4,000,000	4,208,191
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031) (a)	28,925,000	25,202,266
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)	42,750,000	45,237,411
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	6,325,000	6,074,809
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	30,000,000	31,111,583
5.80%, 07/13/2028	10,000,000	10,520,129
5.85%, 07/13/2030	23,375,000	24,992,973
1.71%, 01/12/2031	4,008,000	3,391,185
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)	22,195,000	22,959,027
Swedbank AB
6.14%, 09/12/2026 (a)	18,000,000	18,580,718
5.41%, 03/14/2029 (a)	19,000,000	19,679,765
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	10,908,000	11,103,364
Synchrony Financial
4.50%, 07/23/2025 (Callable 04/23/2025)	6,787,000	6,747,712
3.95%, 12/01/2027 (Callable 09/01/2027)	43,000,000	41,749,878
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030 (Callable 08/02/2029)	35,000,000	35,957,671
2.88%, 10/28/2031 (Callable 07/28/2031)	26,173,000	22,218,799
7.25%, 02/02/2033 (Callable 11/02/2032)	12,000,000	12,466,779
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	15,776,000	15,735,840
6.13%, 08/15/2043	23,630,000	24,379,858
Truist Financial Corp.
4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029 (Callable 01/26/2028)	10,000,000	10,106,621
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,768,989
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)	3,000,000	2,765,713
UBS Group AG
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025) (a)	10,000,000	9,815,903
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)	30,000,000	30,408,459
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026) (a)	19,400,000	18,552,996
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	10,000,000	9,449,894
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	24,750,000	24,567,744
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(c)	10,850,000	10,616,207
6.25% to 09/22/2028 then 1 yr. CMT Rate + 1.80%, 09/22/2029 (Callable 09/22/2028) (a)	5,000,000	5,308,210
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030) (a)	20,000,000	19,533,292
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031) (a)	17,550,000	14,948,669
4.99% to 08/05/2032 then 1 yr. CMT Rate + 2.40%, 08/05/2033 (Callable 08/05/2032) (a)	3,000,000	3,036,933
UnitedHealth Group, Inc., 4.63%, 07/15/2035	12,175,000	12,307,757
US Bancorp, 4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029 (Callable 02/01/2028)	3,684,000	3,719,657
Voya Financial, Inc., 5.00%, 09/20/2034 (Callable 06/20/2034)	8,500,000	8,452,552
Wells Fargo & Co.
3.00%, 04/22/2026	4,000,000	3,929,625
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,325,901
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	22,095,000	21,666,540
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,500,000	5,564,230
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	12,800,000	13,695,424
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,570,878
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)	28,000,000	29,376,763
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	7,000,000	7,338,025
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	35,000,000	27,602,107
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	8,000,000	7,843,874
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	18,059,000	17,905,452
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	10,000,000	9,929,107
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	3,000,000	3,074,119
6.82%, 11/17/2033	6,000,000	6,786,231
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,670,968
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	10,000,000	8,724,945
Willis North America, Inc.
2.95%, 09/15/2029 (Callable 06/15/2029)	10,600,000	9,834,682
5.35%, 05/15/2033 (Callable 02/15/2033)	6,000,000	6,176,302
5.05%, 09/15/2048 (Callable 03/15/2048)	15,000,000	14,038,592
5.90%, 03/05/2054 (Callable 09/05/2053)	5,000,000	5,245,895
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	5,550,000	5,673,579
		6,228,497,041

Industrials - 24.6%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (Callable 06/15/2026) (a)	5,000,000	5,143,795
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 10/15/2024) (a)	500,000	473,725
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026) (a)	250,000	260,002
AbbVie, Inc.
4.30%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,724,655
4.05%, 11/21/2039 (Callable 05/21/2039)	11,250,000	10,391,782
Acushnet Co., 7.38%, 10/15/2028 (Callable 10/15/2025) (a)	1,000,000	1,054,153
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028) (a)	2,250,000	2,149,070
Advance Auto Parts, Inc., 3.90%, 04/15/2030 (Callable 01/15/2030)	5,000,000	4,472,920
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/15/2025) (a)	1,500,000	1,532,211
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	7,250,000	6,730,241
3.63%, 03/01/2049 (Callable 09/01/2048)	8,900,000	6,660,099
Aker BP ASA
2.00%, 07/15/2026 (Callable 06/15/2026) (a)	6,725,000	6,439,404
5.60%, 06/13/2028 (Callable 05/13/2028) (a)	7,000,000	7,251,184
3.10%, 07/15/2031 (Callable 04/15/2031) (a)	27,958,000	24,918,456
5.13%, 10/01/2034 (Callable 07/01/2034) (a)	27,125,000	26,802,939
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (Callable 11/01/2024) (a)	5,000,000	4,834,835
3.50%, 03/15/2029 (Callable 11/01/2024) (a)	1,500,000	1,398,632
Alcon Finance Corp.
3.00%, 09/23/2029 (Callable 06/23/2029) (a)	6,110,000	5,759,517
2.60%, 05/27/2030 (Callable 02/27/2030) (a)	6,475,000	5,908,265
Alimentation Couche-Tard, Inc., 2.95%, 01/25/2030 (Callable 10/25/2029) (a)	6,500,000	5,992,662
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	12,275,000	11,703,516
Alpek SAB de CV
4.25%, 09/18/2029 (Callable 06/18/2029) (a)	6,000,000	5,741,771
3.25%, 02/25/2031 (Callable 11/25/2030) (a)	10,000,000	8,860,874
Ambipar Lux Sarl, 9.88%, 02/06/2031 (Callable 02/06/2027) (a)	500,000	518,773
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	12,500,000	12,952,595
America Movil SAB de CV, 2.88%, 05/07/2030 (Callable 02/07/2030)	28,000,000	25,852,825
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	5,000,000	3,990,150
4.40%, 05/01/2045 (Callable 11/01/2044)	8,000,000	7,180,922
5.65%, 03/02/2053 (Callable 09/02/2052)	21,700,000	22,826,856
Anglo American Capital PLC
4.75%, 04/10/2027 (a)	16,628,000	16,708,437
5.63%, 04/01/2030 (Callable 01/01/2030) (a)	3,000,000	3,118,023
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	16,025,000	14,262,819
5.50%, 05/02/2033 (Callable 02/02/2033) (a)	12,450,000	12,798,395
5.75%, 04/05/2034 (Callable 01/05/2034) (a)	15,000,000	15,658,836
3.95%, 09/10/2050 (Callable 03/10/2050) (a)	10,000,000	7,847,991
6.00%, 04/05/2054 (Callable 10/05/2053) (a)	5,000,000	5,235,273
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	60,675,000	59,755,415
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 (Callable 10/23/2028)	5,000,000	5,130,256
5.45%, 01/23/2039 (Callable 07/23/2038)	9,975,000	10,678,137
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (Callable 02/01/2027) (a)	3,000,000	3,104,958
Antofagasta PLC
2.38%, 10/14/2030 (Callable 07/14/2030) (a)	6,000,000	5,224,546
6.25%, 05/02/2034 (Callable 02/02/2034) (a)	16,719,000	17,791,357
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029) (a)	20,575,000	20,757,929
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,837,394
Aramark Services, Inc., 5.00%, 02/01/2028 (Callable 11/01/2024) (a)	1,000,000	996,784
ArcelorMittal SA
6.13%, 06/01/2025	6,078,000	6,109,919
4.55%, 03/11/2026	30,930,000	30,886,147
4.25%, 07/16/2029	15,000,000	14,904,109
6.80%, 11/29/2032 (Callable 08/29/2032)	24,100,000	26,883,838
6.00%, 06/17/2034 (Callable 03/17/2034)	4,500,000	4,775,529
7.00%, 10/15/2039	11,096,000	12,598,483
6.35%, 06/17/2054 (Callable 12/17/2053)	25,900,000	27,032,915
Arcosa, Inc.
4.38%, 04/15/2029 (Callable 11/01/2024) (a)	3,000,000	2,875,645
6.88%, 08/15/2032 (Callable 08/15/2027) (a)	1,000,000	1,046,539
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 10/15/2024) (a)	9,000,000	8,766,355
4.25%, 11/01/2029 (Callable 11/01/2024) (a)	4,100,000	3,988,347
2.45%, 08/12/2031 (Callable 05/12/2031) (a)	23,840,000	20,353,156
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	6,450,000	6,598,792
5.55%, 05/30/2033 (Callable 02/28/2033) (a)	5,000,000	5,116,814
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	9,000,000	9,479,376
5.80%, 04/15/2034 (Callable 01/15/2034) (a)	6,700,000	7,001,752
AT&T, Inc.
4.30%, 02/15/2030 (Callable 11/15/2029)	10,980,000	10,966,646
2.55%, 12/01/2033 (Callable 09/01/2033)	14,329,000	12,077,735
4.65%, 06/01/2044 (Callable 12/01/2043)	9,700,000	8,812,652
3.55%, 09/15/2055 (Callable 03/15/2055)	40,029,000	29,278,595
3.80%, 12/01/2057 (Callable 06/01/2057)	25,315,000	19,166,856
3.65%, 09/15/2059 (Callable 03/15/2059)	31,734,000	23,024,800
Avery Dennison Corp., 2.65%, 04/30/2030 (Callable 02/01/2030)	10,175,000	9,284,412
Ball Corp.
6.88%, 03/15/2028 (Callable 11/15/2024)	2,000,000	2,071,094
6.00%, 06/15/2029 (Callable 05/15/2026)	5,000,000	5,174,525
2.88%, 08/15/2030 (Callable 05/15/2030)	5,000,000	4,450,073
3.13%, 09/15/2031 (Callable 06/15/2031)	11,000,000	9,767,753
Bayer US Finance II LLC
4.25%, 12/15/2025 (Callable 10/15/2025) (a)	25,000,000	24,819,222
4.63%, 06/25/2038 (Callable 12/25/2037) (a)	12,000,000	10,909,079
4.40%, 07/15/2044 (Callable 01/15/2044) (a)	5,125,000	4,199,949
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030 (Callable 08/01/2026) (a)	3,000,000	3,104,970
Becton Dickinson & Co., 4.88%, 05/15/2044 (Callable 11/15/2043)	5,455,000	5,024,803
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/2033 (Callable 02/11/2033)	7,000,000	7,152,298
Berry Global, Inc.
4.88%, 07/15/2026 (Callable 11/01/2024) (a)	13,027,000	13,006,183
5.80%, 06/15/2031 (Callable 04/15/2031) (a)	25,775,000	26,819,148
5.65%, 01/15/2034 (Callable 10/15/2033) (a)	15,225,000	15,630,363
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050) (a)	5,000,000	4,019,809
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	26,406,000	26,885,793
4.80%, 05/03/2029 (Callable 02/03/2029)	28,916,000	29,058,998
3.60%, 09/01/2032 (Callable 06/01/2032)	15,000,000	13,564,027
Boeing Co.
2.20%, 02/04/2026 (Callable 10/15/2024)	25,550,000	24,604,367
5.15%, 05/01/2030 (Callable 02/01/2030)	26,000,000	26,062,460
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	16,330,000	15,689,262
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (Callable 01/15/2027) (a)	1,000,000	1,073,047
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (Callable 11/01/2024) (a)	1,000,000	969,729
4.00%, 07/01/2029 (Callable 10/15/2024) (a)	500,000	486,010
Boral Finance Pty Ltd., 3.75%, 05/01/2028 (Callable 02/01/2028) (a)	1,440,000	1,374,528
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	4,800,000	4,879,870
BP Capital Markets America, Inc., 4.81%, 02/13/2033 (Callable 11/13/2032)	4,575,000	4,636,185
Braskem Netherlands Finance BV, 8.50%, 01/12/2031 (Callable 11/12/2030) (a)	10,000,000	10,629,870
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	6,425,000	5,104,577
British Telecommunications PLC, 9.63%, 12/15/2030	54,955,000	69,397,903
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029) (a)	4,000,000	3,939,874
5.00%, 04/15/2030 (Callable 01/15/2030)	9,000,000	9,307,403
4.15%, 11/15/2030 (Callable 08/15/2030)	16,000,000	15,800,207
2.45%, 02/15/2031 (Callable 11/15/2030) (a)	7,250,000	6,424,776
5.15%, 11/15/2031 (Callable 09/15/2031)	14,250,000	14,787,982
4.15%, 04/15/2032 (Callable 01/15/2032) (a)	12,000,000	11,642,341
3.47%, 04/15/2034 (Callable 01/15/2034) (a)	10,000,000	9,004,959
3.14%, 11/15/2035 (Callable 08/15/2035) (a)	13,250,000	11,330,542
3.50%, 02/15/2041 (Callable 08/15/2040) (a)	16,000,000	13,158,362
Bunge Ltd. Finance Corp.
3.25%, 08/15/2026 (Callable 05/15/2026)	13,188,000	12,976,460
3.75%, 09/25/2027 (Callable 06/25/2027)	23,800,000	23,534,820
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,100,000	2,768,240
Burlington Resources LLC, 5.95%, 10/15/2036	845,000	926,009
Cameron LNG LLC, 3.70%, 01/15/2039 (Callable 07/15/2038) (a)	15,000,000	12,935,911
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	12,000,000	11,252,662
3.50%, 05/01/2050 (Callable 11/01/2049)	13,000,000	10,113,159
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (Callable 11/15/2024) (a)	15,000,000	14,045,427
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,523,241
2.75%, 03/01/2030 (Callable 12/01/2029)	21,832,000	20,056,127
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	12,845,000	12,412,541
2.70%, 02/15/2031 (Callable 11/15/2030)	14,700,000	13,276,183
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	5,000,000	5,369,851
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (a)	19,725,000	18,095,315
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (Callable 11/01/2024) (a)	15,000,000	13,797,550
4.50%, 08/15/2030 (Callable 02/15/2025) (a)	10,000,000	9,064,775
CDW LLC / CDW Finance Corp.
3.57%, 12/01/2031 (Callable 09/01/2031)	15,000,000	13,724,783
5.55%, 08/22/2034 (Callable 05/22/2034)	18,100,000	18,518,848
Celanese US Holdings LLC, 6.33%, 07/15/2029 (Callable 05/15/2029)	14,876,000	15,774,892
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041) (a)	28,000,000	22,886,104
CF Industries, Inc., 5.38%, 03/15/2044	10,922,000	10,747,903
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (Callable 03/15/2026) (a)	3,000,000	2,765,567
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,799,169
6.38%, 10/23/2035 (Callable 04/23/2035)	61,962,000	63,270,955
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	7,732,000	7,719,353
6.55%, 06/01/2034 (Callable 03/01/2034)	10,000,000	10,401,730
5.38%, 04/01/2038 (Callable 10/01/2037)	6,000,000	5,473,872
3.70%, 04/01/2051 (Callable 10/01/2050)	6,700,000	4,277,197
3.85%, 04/01/2061 (Callable 10/01/2060)	12,075,000	7,406,023
4.40%, 12/01/2061 (Callable 06/01/2061)	10,000,000	6,802,192
Cheniere Energy Partners LP
3.25%, 01/31/2032 (Callable 01/31/2027)	3,500,000	3,129,758
5.95%, 06/30/2033 (Callable 12/30/2032)	13,000,000	13,755,898
5.75%, 08/15/2034 (Callable 02/15/2034) (a)	6,000,000	6,250,498
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	7,000,000	7,218,797
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031) (a)	20,000,000	17,730,558
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	8,559,000	7,750,610
4.80%, 08/15/2038 (Callable 02/15/2038)	7,600,000	7,404,734
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (Callable 12/25/2033) (a)	10,000,000	10,735,699
Clean Harbors, Inc.
5.13%, 07/15/2029 (Callable 11/01/2024) (a)	100,000	98,744
6.38%, 02/01/2031 (Callable 02/01/2026) (a)	1,000,000	1,024,418
CNH Industrial Capital LLC, 1.88%, 01/15/2026 (Callable 12/15/2025)	14,250,000	13,785,779
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	26,114,000	25,846,028
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025 (Callable 03/01/2025)	2,830,000	2,822,266
5.80%, 06/01/2045 (Callable 12/01/2044)	4,733,000	4,880,842
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/2043 (Callable 02/15/2043) (a)	5,000,000	5,575,810
6.54%, 11/15/2053 (Callable 05/15/2053) (a)	3,400,000	3,829,303
Comcast Corp.
4.25%, 01/15/2033	6,500,000	6,393,431
4.40%, 08/15/2035 (Callable 02/15/2035)	13,575,000	13,231,994
3.20%, 07/15/2036 (Callable 01/15/2036)	15,000,000	12,876,305
5.35%, 05/15/2053 (Callable 11/15/2052)	8,000,000	8,182,613
2.94%, 11/01/2056 (Callable 05/01/2056)	2,622,000	1,713,618
2.99%, 11/01/2063 (Callable 05/01/2063)	10,984,000	6,967,396
CommonSpirit Health, 2.78%, 10/01/2030 (Callable 04/01/2030)	20,400,000	18,558,946
Conagra Brands, Inc., 5.30%, 11/01/2038 (Callable 05/01/2038)	6,625,000	6,651,294
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	34,277,000	35,756,733
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	10,000,000	8,511,248
Cox Communications, Inc.
5.45%, 09/01/2034 (Callable 06/01/2034) (a)	10,000,000	10,126,454
4.80%, 02/01/2035 (Callable 08/01/2034) (a)	13,047,000	12,437,802
4.70%, 12/15/2042 (a)	1,670,000	1,440,005
3.60%, 06/15/2051 (Callable 12/15/2050) (a)	22,900,000	16,330,671
Crown Castle, Inc.
5.60%, 06/01/2029 (Callable 05/01/2029)	21,800,000	22,786,602
5.10%, 05/01/2033 (Callable 02/01/2033)	5,000,000	5,062,736
CSN Resources SA, 8.88%, 12/05/2030 (Callable 12/05/2026) (a)	15,000,000	15,209,279
CSX Corp.
6.22%, 04/30/2040	475,000	539,606
4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	8,239,800
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	11,800,000	11,147,281
5.30%, 06/01/2033 (Callable 03/01/2033)	4,225,000	4,317,582
4.78%, 03/25/2038 (Callable 09/25/2037)	45,075,000	42,528,740
5.05%, 03/25/2048 (Callable 09/25/2047)	32,600,000	29,754,984
5.88%, 06/01/2053 (Callable 12/01/2052)	6,000,000	6,105,848
6.05%, 06/01/2054 (Callable 12/01/2053)	11,000,000	11,476,179
CVS Pass-Through Trust, 7.51%, 01/10/2032 (a)	3,407,971	3,633,493
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 06/15/2025) (a)	1,500,000	1,514,271
DCP Midstream Operating LP
5.63%, 07/15/2027 (Callable 04/15/2027)	17,000,000	17,487,441
5.13%, 05/15/2029 (Callable 02/15/2029)	18,264,000	18,718,810
3.25%, 02/15/2032 (Callable 08/15/2031)	10,000,000	8,862,194
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (Callable 03/15/2026)	13,756,000	14,086,152
4.90%, 10/01/2026 (Callable 08/01/2026)	8,395,000	8,482,018
5.30%, 10/01/2029 (Callable 07/01/2029)	5,300,000	5,520,331
3.45%, 12/15/2051 (Callable 06/15/2051)	7,227,000	5,295,142
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	46,120,000	42,361,584
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030	28,015,000	33,829,465
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	7,000,000	7,145,940
Dignity Health, 5.27%, 11/01/2064	7,625,000	7,535,905
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	10,492,000	11,425,342
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	21,000,000	19,893,564
2.38%, 09/15/2028 (Callable 07/15/2028)	60,000,000	54,238,961
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	15,000,000	13,256,989
Eaton Corp., 4.00%, 11/02/2032	3,660,000	3,599,513
Element Fleet Management Corp.
3.85%, 06/15/2025 (Callable 05/15/2025) (a)	23,000,000	22,780,054
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	15,600,000	16,018,717
6.32%, 12/04/2028 (Callable 11/04/2028) (a)	50,400,000	53,707,431
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,442,807
7.38%, 10/15/2045 (Callable 04/15/2045)	23,298,000	28,270,011
Energy Transfer LP
4.40%, 03/15/2027 (Callable 12/15/2026)	15,000,000	15,023,884
4.20%, 04/15/2027 (Callable 01/15/2027)	8,650,000	8,621,325
5.63%, 05/01/2027 (Callable 10/17/2024) (a)	9,107,000	9,138,456
5.50%, 06/01/2027 (Callable 03/01/2027)	4,653,000	4,771,982
4.95%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,644,167
4.95%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,772,987
6.00%, 02/01/2029 (Callable 11/01/2024) (a)	8,900,000	9,116,724
5.25%, 04/15/2029 (Callable 01/15/2029)	18,925,000	19,467,481
4.15%, 09/15/2029 (Callable 06/15/2029)	16,585,000	16,326,118
7.38%, 02/01/2031 (Callable 02/01/2026) (a)	12,297,000	13,082,151
6.63%, 10/15/2036	3,575,000	3,966,648
6.50%, 02/01/2042 (Callable 08/01/2041)	18,727,000	20,465,826
6.10%, 02/15/2042	1,000,000	1,038,711
5.95%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,751,576
5.15%, 03/15/2045 (Callable 09/15/2044)	5,000,000	4,659,394
6.00%, 06/15/2048 (Callable 12/15/2047)	5,000,000	5,119,099
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029) (a)	18,250,000	18,224,279
5.50%, 05/15/2034 (Callable 02/15/2034) (a)	6,100,000	6,319,199
5.95%, 05/15/2054 (Callable 11/15/2053) (a)	6,000,000	6,179,342
EnLink Midstream LLC, 5.65%, 09/01/2034 (Callable 06/01/2034)	6,250,000	6,457,956
Enterprise Products Operating LLC, 3.95%, 01/31/2060 (Callable 07/31/2059)	14,475,000	11,354,683
EQM Midstream Partners LP
6.38%, 04/01/2029 (Callable 04/01/2026) (a)	7,000,000	7,227,619
7.50%, 06/01/2030 (Callable 12/01/2029) (a)	1,241,000	1,362,910
4.75%, 01/15/2031 (Callable 07/15/2030) (a)	17,900,000	17,332,706
EQT Corp.
7.00%, 02/01/2030 (Callable 11/01/2029)	28,813,000	31,458,494
3.63%, 05/15/2031 (Callable 05/15/2030) (a)	100,000	91,787
EQT Midstream Partners LP, 4.13%, 12/01/2026 (Callable 09/01/2026)	14,750,000	14,560,439
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,361,680
Equinix, Inc., 3.20%, 11/18/2029 (Callable 08/18/2029)	15,000,000	14,158,469
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (Callable 05/15/2027) (a)	500,000	524,549
FedEx Corp.
3.90%, 02/01/2035	7,000,000	6,518,647
4.95%, 10/17/2048 (Callable 04/17/2048)	13,500,000	12,696,701
Ferguson Finance PLC, 4.50%, 10/24/2028 (Callable 07/24/2028) (a)	37,052,000	36,936,646
Fiserv, Inc.
3.20%, 07/01/2026 (Callable 05/01/2026)	6,400,000	6,282,280
3.50%, 07/01/2029 (Callable 04/01/2029)	8,810,000	8,511,693
5.63%, 08/21/2033 (Callable 05/21/2033)	10,000,000	10,592,591
5.15%, 08/12/2034 (Callable 05/12/2034)	26,800,000	27,480,217
4.40%, 07/01/2049 (Callable 01/01/2049)	12,500,000	11,049,610
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	30,000,000	26,287,729
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	28,300,000	27,983,439
6.00%, 01/15/2028 (Callable 12/15/2027)	10,000,000	10,364,172
4.88%, 05/12/2030 (Callable 02/12/2030)	17,550,000	17,576,304
5.25%, 01/15/2032 (Callable 11/15/2031)	32,269,000	32,571,555
Flowserve Corp.
3.50%, 10/01/2030 (Callable 07/01/2030)	7,075,000	6,586,665
2.80%, 01/15/2032 (Callable 10/15/2031)	5,000,000	4,330,628
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (Callable 01/01/2031) (a)	1,000,000	934,405
6.13%, 04/15/2032 (Callable 01/15/2032) (a)	10,000,000	10,228,590
Ford Motor Credit Co. LLC
2.30%, 02/10/2025 (Callable 01/10/2025)	30,000,000	29,664,260
3.38%, 11/13/2025 (Callable 10/13/2025)	30,000,000	29,427,202
2.70%, 08/10/2026 (Callable 07/10/2026)	15,000,000	14,410,859
5.80%, 03/05/2027 (Callable 02/05/2027)	9,000,000	9,164,476
5.80%, 03/08/2029 (Callable 02/08/2029)	18,000,000	18,295,774
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	14,000,000	13,218,510
5.88%, 06/01/2033 (Callable 03/01/2033)	16,000,000	17,171,645
Foundry JV Holdco LLC
6.15%, 01/25/2032 (Callable 11/25/2031) (a)	10,000,000	10,399,522
6.25%, 01/25/2035 (Callable 10/25/2034) (a)	21,774,000	22,786,290
Freeport-McMoRan, Inc.
5.00%, 09/01/2027 (Callable 11/01/2024)	12,000,000	12,044,772
4.13%, 03/01/2028 (Callable 11/01/2024)	11,550,000	11,462,867
4.38%, 08/01/2028 (Callable 11/01/2024)	6,545,000	6,487,677
5.25%, 09/01/2029 (Callable 11/01/2024)	14,415,000	14,606,918
4.25%, 03/01/2030 (Callable 03/01/2025)	29,799,000	29,148,854
4.63%, 08/01/2030 (Callable 08/01/2025)	3,000,000	2,996,416
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 10/01/2024) (a)	8,075,000	8,072,252
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	34,130,000	32,426,994
2.38%, 02/16/2031 (Callable 11/16/2030) (a)	41,700,000	35,271,407
3.00%, 12/01/2031 (Callable 09/01/2031) (a)	13,625,000	11,728,262
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	15,712,000	15,860,931
General Motors Financial Co., Inc.
1.25%, 01/08/2026 (Callable 12/08/2025)	18,125,000	17,391,314
5.40%, 04/06/2026	10,000,000	10,120,908
2.35%, 02/26/2027 (Callable 01/26/2027)	10,900,000	10,376,265
5.80%, 06/23/2028 (Callable 05/23/2028)	10,000,000	10,374,850
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,601,635
5.55%, 07/15/2029 (Callable 06/15/2029)	14,000,000	14,436,862
4.90%, 10/06/2029 (Callable 09/06/2029)	8,000,000	8,009,070
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027) (a)	4,000,000	4,113,397
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	36,370,000	36,222,545
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	29,775,000	28,504,943
6.00%, 06/04/2029 (Callable 05/04/2029)	31,925,000	33,432,544
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)	9,150,000	9,306,967
GFL Environmental, Inc., 6.75%, 01/15/2031 (Callable 01/15/2027) (a)	3,000,000	3,146,496
Glencore Finance (Canada) Ltd., 6.00%, 11/15/2041 (a)	9,400,000	9,848,449
Glencore Finance Canada Ltd., 5.55%, 10/25/2042 (a)	3,543,000	3,544,630
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	17,000,000	16,840,922
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	18,000,000	18,246,602
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	5,615,000	5,034,012
5.70%, 05/08/2033 (Callable 02/08/2033) (a)	12,500,000	13,138,140
6.50%, 10/06/2033 (Callable 07/06/2033) (a)	10,000,000	11,031,846
3.88%, 04/27/2051 (Callable 10/27/2050) (a)	7,500,000	5,793,721
3.38%, 09/23/2051 (Callable 03/23/2051) (a)	4,000,000	2,823,756
5.89%, 04/04/2054 (Callable 10/04/2053) (a)	6,775,000	7,125,831
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	10,035,000	10,056,340
2.90%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,554,104
Grand Canyon University, 4.13%, 10/01/2024	30,000,000	30,000,000
Graphic Packaging International LLC
3.50%, 03/15/2028 (Callable 09/15/2027) (a)	5,000,000	4,761,478
3.50%, 03/01/2029 (Callable 09/01/2028) (a)	5,000,000	4,697,931
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (Callable 09/15/2025) (a)	15,000,000	14,626,417
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (a)	9,575,000	9,053,925
4.70%, 11/10/2047 (Callable 05/10/2047) (a)	25,671,000	23,290,785
4.00%, 09/06/2049 (a)	19,500,000	15,965,945
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 06/15/2025) (a)	10,000,000	9,970,245
GYP Holdings III Corp., 4.63%, 05/01/2029 (Callable 11/01/2024) (a)	2,500,000	2,383,220
HB Fuller Co., 4.00%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,563,209
HCA, Inc.
5.38%, 09/01/2026 (Callable 03/01/2026)	1,000,000	1,010,827
4.50%, 02/15/2027 (Callable 08/15/2026)	16,500,000	16,520,992
5.20%, 06/01/2028 (Callable 05/01/2028)	10,000,000	10,261,243
5.88%, 02/01/2029 (Callable 08/01/2028)	8,500,000	8,908,290
3.50%, 09/01/2030 (Callable 03/01/2030)	5,000,000	4,711,877
5.45%, 09/15/2034 (Callable 06/15/2034)	9,000,000	9,260,453
4.38%, 03/15/2042 (Callable 09/15/2041)	3,900,000	3,418,016
4.63%, 03/15/2052 (Callable 09/15/2051)	12,475,000	10,827,334
6.00%, 04/01/2054 (Callable 10/01/2053)	11,000,000	11,622,586
Herc Holdings, Inc., 6.63%, 06/15/2029 (Callable 06/15/2026) (a)	10,000,000	10,357,750
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031 (Callable 08/15/2031)	10,000,000	9,979,318
5.60%, 10/15/2054 (Callable 04/15/2054)	32,000,000	31,415,048
Hexcel Corp.
4.95%, 08/15/2025 (Callable 05/15/2025)	8,303,000	8,269,682
4.20%, 02/15/2027 (Callable 11/15/2026)	19,000,000	18,543,445
HF Sinclair Corp.
6.38%, 04/15/2027 (Callable 10/15/2024)	10,957,000	11,108,078
5.00%, 02/01/2028 (Callable 02/01/2025)	22,900,000	22,789,107
4.50%, 10/01/2030 (Callable 07/01/2030)	14,157,000	13,787,535
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033 (Callable 03/15/2028) (a)	3,000,000	3,056,855
Holcim Finance US LLC, 3.50%, 09/22/2026 (Callable 06/22/2026) (a)	12,565,000	12,333,072
Hologic, Inc., 3.25%, 02/15/2029 (Callable 11/01/2024) (a)	21,238,000	19,785,276
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	25,000,000	24,219,303
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	12,000,000	11,014,186
Huntsman International LLC
2.95%, 06/15/2031 (Callable 03/15/2031)	4,900,000	4,234,588
5.70%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,917,883
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025) (a)	10,000,000	9,604,342
5.50%, 03/30/2026 (a)	7,775,000	7,890,214
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	30,000,000	28,446,332
5.28%, 06/24/2027 (a)	17,350,000	17,740,256
5.68%, 06/26/2028 (Callable 05/26/2028) (a)	15,000,000	15,559,201
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	10,000,000	10,549,780
5.30%, 01/08/2029 (Callable 12/08/2028) (a)	10,000,000	10,273,209
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025) (a)	8,375,000	8,131,297
Ingersoll Rand, Inc., 5.70%, 08/14/2033 (Callable 05/14/2033)	9,700,000	10,392,742
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	28,000,000	25,994,016
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	3,275,000	3,318,056
4.90%, 08/05/2052 (Callable 02/05/2052)	2,600,000	2,280,861
5.70%, 02/10/2053 (Callable 08/10/2052)	5,575,000	5,492,353
International Business Machines Corp., 4.15%, 05/15/2039	13,000,000	11,974,323
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048 (Callable 03/26/2048)	10,000,000	9,206,065
3.47%, 12/01/2050 (Callable 06/01/2050) (a)	8,000,000	5,678,271
IQVIA, Inc.
5.00%, 05/15/2027 (Callable 11/01/2024) (a)	2,500,000	2,484,771
6.25%, 02/01/2029 (Callable 01/01/2029)	15,000,000	15,943,796
6.50%, 05/15/2030 (Callable 05/15/2026) (a)	2,000,000	2,086,696
Iron Mountain, Inc.
5.25%, 03/15/2028 (Callable 10/15/2024) (a)	20,303,000	20,221,382
5.00%, 07/15/2028 (Callable 10/15/2024) (a)	4,000,000	3,947,387
7.00%, 02/15/2029 (Callable 08/15/2025) (a)	10,000,000	10,423,120
4.50%, 02/15/2031 (Callable 02/15/2026) (a)	10,000,000	9,485,969
J M Smucker Co., 3.55%, 03/15/2050 (Callable 09/15/2049)	3,350,000	2,504,148
JAB Holdings BV
3.75%, 05/28/2051 (Callable 11/28/2050) (a)	8,600,000	5,963,157
4.50%, 04/08/2052 (Callable 10/08/2051) (a)	13,000,000	10,396,962
Jabil, Inc., 5.45%, 02/01/2029 (Callable 01/01/2029)	10,000,000	10,294,149
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	14,000,000	14,897,070
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
2.50%, 01/15/2027 (Callable 12/15/2026)	15,000,000	14,350,921
3.75%, 12/01/2031 (Callable 12/01/2026)	24,344,000	22,389,819
3.63%, 01/15/2032 (Callable 01/15/2027)	7,000,000	6,399,747
5.75%, 04/01/2033 (Callable 01/01/2033)	3,000,000	3,108,240
6.75%, 03/15/2034 (Callable 12/15/2033) (a)	24,000,000	26,589,514
4.38%, 02/02/2052 (Callable 08/02/2051)	7,825,000	6,214,923
6.50%, 12/01/2052 (Callable 06/01/2052)	15,286,000	16,325,800
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	17,000,000	18,438,007
KB Home, 7.25%, 07/15/2030 (Callable 07/15/2025)	5,000,000	5,219,305
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (Callable 02/15/2026) (a)	3,250,000	3,379,708
Kennametal, Inc., 4.63%, 06/15/2028 (Callable 03/15/2028)	7,900,000	7,919,035
Keysight Technologies, Inc., 4.60%, 04/06/2027 (Callable 01/06/2027)	50,189,000	50,513,968
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031) (a)	6,000,000	5,317,378
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	1,675,000	1,948,265
6.50%, 02/01/2037	6,785,000	7,398,781
6.95%, 01/15/2038	26,159,000	29,730,138
7.50%, 11/15/2040	27,248,000	32,257,582
Kinder Morgan, Inc.
8.05%, 10/15/2030	15,384,000	18,108,414
7.80%, 08/01/2031	16,174,000	18,823,118
Kinetik Holdings LP, 6.63%, 12/15/2028 (Callable 12/15/2025) (a)	6,000,000	6,227,100
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	5,500,000	6,235,488
Kraft Heinz Foods Co.
6.75%, 03/15/2032	10,000,000	11,307,893
5.00%, 07/15/2035 (Callable 01/15/2035)	5,311,000	5,476,143
5.00%, 06/04/2042	5,000,000	4,882,207
Kroger Co., 5.50%, 09/15/2054 (Callable 03/15/2054)	8,200,000	8,252,515
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	18,100,000	17,207,407
2.70%, 10/15/2028 (Callable 08/15/2028)	7,939,000	7,352,917
6.35%, 02/20/2034 (Callable 11/20/2033)	6,000,000	6,414,511
Lafarge SA, 7.13%, 07/15/2036	1,500,000	1,747,208
Lear Corp.
3.80%, 09/15/2027 (Callable 06/15/2027)	3,167,000	3,113,192
3.50%, 05/30/2030 (Callable 02/28/2030)	15,000,000	14,064,526
Leidos Holdings, Inc., 5.95%, 12/01/2040 (Callable 06/04/2040)	2,000,000	2,045,245
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	46,222,000	45,481,871
2.30%, 02/15/2031 (Callable 11/15/2030)	7,500,000	6,515,637
5.75%, 03/15/2033 (Callable 12/15/2032)	26,839,000	28,232,922
LG Energy Solution Ltd., 5.50%, 07/02/2034 (a)	12,000,000	12,338,640
LKQ Corp.
5.75%, 06/15/2028 (Callable 05/15/2028)	8,000,000	8,301,624
6.25%, 06/15/2033 (Callable 03/15/2033)	26,875,000	28,497,710
Lockheed Martin Corp., 5.20%, 02/15/2055 (Callable 08/15/2054)	2,725,000	2,823,762
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 11/01/2024) (a)	25,000,000	23,766,352
Lowe's Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	10,000,000	10,595,405
LYB International Finance III LLC, 5.50%, 03/01/2034 (Callable 12/01/2033)	10,600,000	11,025,074
Magna International, Inc., 2.45%, 06/15/2030 (Callable 03/15/2030)	10,000,000	9,032,404
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)	3,000,000	3,047,095
4.75%, 09/15/2044 (Callable 03/15/2044)	3,985,000	3,550,134
Marriott International, Inc./MD
4.90%, 04/15/2029 (Callable 03/15/2029)	5,000,000	5,102,350
4.80%, 03/15/2030 (Callable 02/15/2030)	10,000,000	10,142,139
5.35%, 03/15/2035 (Callable 12/15/2034)	10,000,000	10,248,846
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,562,162
6.25%, 05/01/2037	450,000	495,742
Masco Corp., 6.50%, 08/15/2032	15,834,000	17,424,514
MasTec, Inc.
4.50%, 08/15/2028 (Callable 11/01/2024) (a)	12,948,000	12,719,100
5.90%, 06/15/2029 (Callable 05/15/2029)	17,000,000	17,741,081
Micron Technology, Inc., 5.38%, 04/15/2028 (Callable 03/15/2028)	25,000,000	25,755,991
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)	14,660,000	14,571,895
Minera Mexico SAB de CV, 4.50%, 01/26/2050 (Callable 07/26/2049) (a)	8,000,000	6,556,525
Mineral Resources Ltd.
8.00%, 11/01/2027 (Callable 11/01/2024) (a)	8,000,000	8,217,264
9.25%, 10/01/2028 (Callable 10/01/2025) (a)	19,646,000	20,918,840
Minerva Luxembourg SA, 8.88%, 09/13/2033 (Callable 09/13/2028) (a)	6,000,000	6,542,178
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027) (a)	2,000,000	2,073,252
Mohawk Industries, Inc., 3.63%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,805,724
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025) (a)	2,650,000	2,631,762
Molson Coors Beverage Co., 3.00%, 07/15/2026 (Callable 04/15/2026)	23,888,000	23,436,906
Mosaic Co., 5.45%, 11/15/2033 (Callable 05/15/2033)	11,101,000	11,469,521
MPLX LP
1.75%, 03/01/2026 (Callable 02/01/2026)	20,000,000	19,260,379
4.25%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,494,776
5.00%, 03/01/2033 (Callable 12/01/2032)	4,425,000	4,427,447
5.50%, 06/01/2034 (Callable 03/01/2034)	16,800,000	17,260,018
5.50%, 02/15/2049 (Callable 08/15/2048)	8,825,000	8,592,419
4.90%, 04/15/2058 (Callable 10/15/2057)	5,000,000	4,399,858
MSCI, Inc.
4.00%, 11/15/2029 (Callable 11/15/2024) (a)	7,562,000	7,336,149
3.63%, 11/01/2031 (Callable 11/01/2026) (a)	10,000,000	9,203,171
Mueller Water Products, Inc., 4.00%, 06/15/2029 (Callable 11/01/2024) (a)	500,000	476,933
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	5,000,000	4,990,175
Newell Brands, Inc.
4.88%, 06/01/2025 (Callable 05/01/2025)	1,500,000	1,491,517
5.70%, 04/01/2026 (Callable 01/01/2026)	15,000,000	15,036,810
6.38%, 09/15/2027 (Callable 06/15/2027)	5,000,000	5,057,025
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)	42,204,000	42,376,368
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (Callable 08/15/2028) (a)	15,000,000	15,890,954
5.55%, 09/13/2029 (Callable 08/13/2029) (a)	58,055,000	57,761,070
Nissan Motor Co. Ltd., 4.35%, 09/17/2027 (Callable 07/17/2027) (a)	10,000,000	9,749,924
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	12,900,000	12,951,975
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	18,000,000	12,679,611
North Mississippi Health Services, Inc., 3.18%, 10/01/2051 (Callable 04/01/2051)	11,800,000	8,304,755
Nova Southeastern University, Inc., 4.81%, 04/01/2053	4,800,000	4,462,162
Nutrien Ltd.
4.00%, 12/15/2026 (Callable 09/15/2026)	10,000,000	9,925,699
4.13%, 03/15/2035 (Callable 09/15/2034)	6,550,000	6,108,233
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,435,000	32,476,054
5.65%, 05/15/2033 (Callable 02/15/2033)	28,950,000	30,119,668
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	9,625,000	9,576,595
2.65%, 02/15/2032 (Callable 11/15/2031)	15,000,000	13,026,470
Occidental Petroleum Corp.
8.50%, 07/15/2027 (Callable 01/15/2027)	15,000,000	16,309,710
7.15%, 05/15/2028	7,000,000	7,500,136
8.88%, 07/15/2030 (Callable 01/15/2030)	19,873,000	23,441,714
7.50%, 05/01/2031	12,000,000	13,635,636
7.88%, 09/15/2031	12,790,000	14,805,256
5.55%, 10/01/2034 (Callable 07/01/2034)	12,775,000	12,968,986
6.45%, 09/15/2036	7,125,000	7,694,715
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	36,300,000	28,205,398
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032) (a)	10,000,000	10,479,228
ONEOK, Inc.
5.00%, 03/01/2026 (Callable 12/01/2025)	10,000,000	10,045,592
4.75%, 10/15/2031 (Callable 08/15/2031)	10,000,000	10,000,024
4.20%, 03/15/2045 (Callable 09/15/2044)	8,770,000	7,061,270
Optics Bidco SpA, 7.20%, 07/18/2036 (Callable 04/18/2036) (a)	2,378,000	2,559,128
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	46,000,000	44,537,842
6.25%, 11/09/2032 (Callable 08/09/2032)	7,000,000	7,745,544
3.90%, 05/15/2035 (Callable 11/15/2034)	7,425,000	6,863,610
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,782,631
4.00%, 11/15/2047 (Callable 05/15/2047)	2,565,000	2,105,980
3.95%, 03/25/2051 (Callable 09/25/2050)	5,000,000	4,024,015
6.90%, 11/09/2052 (Callable 05/09/2052)	29,065,000	35,034,392
5.55%, 02/06/2053 (Callable 08/06/2052)	2,550,000	2,609,544
Orange SA, 9.00%, 03/01/2031	33,426,000	41,357,879
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (Callable 05/15/2029) (a)	5,000,000	5,163,850
Oshkosh Corp., 3.10%, 03/01/2030 (Callable 12/01/2029)	3,500,000	3,241,754
Owens Corning
3.40%, 08/15/2026 (Callable 05/15/2026)	5,000,000	4,925,680
7.00%, 12/01/2036	13,205,000	15,357,012
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (Callable 09/15/2026) (a)	12,075,000	12,438,554
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025 (Callable 06/15/2025) (a)	20,000,000	19,876,326
1.20%, 11/15/2025 (Callable 10/15/2025) (a)	22,800,000	21,951,891
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	15,000,000	15,514,446
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	30,000,000	31,577,041
5.35%, 03/30/2029 (Callable 02/28/2029) (a)	7,500,000	7,745,165
5.25%, 07/01/2029 (Callable 06/01/2029) (a)	12,800,000	13,181,448
6.20%, 06/15/2030 (Callable 04/15/2030) (a)	6,000,000	6,477,073
Performance Food Group, Inc., 6.13%, 09/15/2032 (Callable 09/15/2027) (a)	500,000	510,928
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024 (Callable 10/17/2024)	9,944,000	9,908,087
4.90%, 06/15/2030 (Callable 03/15/2030)	25,250,000	24,591,830
6.13%, 09/30/2032 (Callable 09/30/2027)	5,000,000	5,038,600
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	11,825,000	12,232,297
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	6,000,000	5,255,715
4.65%, 11/15/2034 (Callable 05/15/2034)	13,000,000	12,699,915
5.88%, 05/01/2042	5,000,000	5,315,529
Phillips 66 Co.
3.15%, 12/15/2029 (Callable 09/15/2029)	12,550,000	11,866,711
4.68%, 02/15/2045 (Callable 08/15/2044)	2,000,000	1,804,401
Phinia, Inc.
6.75%, 04/15/2029 (Callable 04/15/2026) (a)	100,000	103,201
6.63%, 10/15/2032 (Callable 10/15/2027) (a)	1,000,000	1,008,256
Pilgrim's Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	16,935,000	17,967,375
6.88%, 05/15/2034 (Callable 02/15/2034)	8,500,000	9,433,309
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,511,515
Polaris, Inc., 6.95%, 03/15/2029 (Callable 02/15/2029)	15,000,000	16,280,384
POSCO, 5.75%, 01/17/2028 (a)	5,000,000	5,195,438
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	10,000,000	9,576,429
Puma International Financing SA, 7.75%, 04/25/2029 (Callable 04/25/2026) (a)	2,000,000	2,054,802
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	10,000,000	9,207,483
5.25%, 08/09/2034 (Callable 05/09/2034)	15,000,000	15,334,427
Raizen Fuels Finance SA, 5.70%, 01/17/2035 (Callable 10/17/2034) (a)	12,525,000	12,537,525
Rand Parent LLC, 8.50%, 02/15/2030 (Callable 02/15/2026) (a)	6,500,000	6,628,979
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (a)	56,870,000	55,185,680
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	9,750,000	10,137,252
6.30%, 02/15/2030 (Callable 12/15/2029)	26,000,000	27,653,088
6.40%, 04/15/2033 (Callable 01/15/2033)	15,332,000	16,397,780
Reliance Industries Ltd., 2.88%, 01/12/2032 (a)	20,400,000	18,026,691
Reliance, Inc., 1.30%, 08/15/2025 (Callable 07/15/2025)	6,100,000	5,918,900
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	5,000,000	5,148,276
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	25,000,000	23,606,059
3.63%, 03/15/2051 (Callable 09/15/2050)	11,775,000	8,809,294
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	12,061,716
4.35%, 05/01/2049 (Callable 11/01/2048)	10,000,000	8,448,220
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (Callable 09/30/2027) (a)	1,000,000	1,013,125
RTX Corp.
4.80%, 12/15/2043 (Callable 06/15/2043)	7,925,000	7,545,223
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	4,298,078
RXO, Inc., 7.50%, 11/15/2027 (Callable 11/15/2024) (a)	7,000,000	7,219,170
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	16,550,000	17,080,524
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (Callable 12/31/2025)	55,015,000	55,913,714
5.00%, 03/15/2027 (Callable 09/15/2026)	20,300,000	20,563,489
4.50%, 05/15/2030 (Callable 11/15/2029)	21,897,000	21,838,918
Samarco Mineracao SA, 9.00% (includes 0.00% PIK), 06/30/2031 (Callable 10/17/2024) (a)	11,927,397	11,175,025
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031) (a)	21,000,000	19,079,260
6.88%, 09/19/2033 (Callable 06/19/2033) (a)	9,100,000	10,012,284
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (Callable 02/17/2028) (a)	11,096,000	10,973,361
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 04/15/2025) (a)	5,000,000	4,924,367
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (Callable 02/01/2025) (a)	1,000,000	1,016,742
Silgan Holdings, Inc., 4.13%, 02/01/2028 (Callable 10/17/2024)	4,000,000	3,902,352
SK Hynix, Inc.
6.25%, 01/17/2026 (a)	5,900,000	6,014,519
1.50%, 01/19/2026 (a)	13,000,000	12,487,404
SK Telecom Co. Ltd., 6.63%, 07/20/2027 (a)	960,000	1,017,641
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	18,000,000	15,648,123
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,599,143
Smithfield Foods, Inc.
5.20%, 04/01/2029 (Callable 01/01/2029) (a)	16,566,000	16,620,751
2.63%, 09/13/2031 (Callable 06/13/2031) (a)	18,500,000	15,676,365
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026) (a)	6,725,000	6,411,609
Solvay Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034) (a)	49,082,000	51,509,979
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033) (a)	30,000,000	31,067,589
5.90%, 04/30/2054 (Callable 10/30/2053) (a)	15,000,000	15,538,328
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/2034 (Callable 07/01/2034) (a)	24,530,000	24,765,962
Southern Copper Corp., 7.50%, 07/27/2035	19,786,000	23,538,573
Standard Industries, Inc./NY
4.75%, 01/15/2028 (Callable 11/01/2024) (a)	24,408,000	23,907,399
4.38%, 07/15/2030 (Callable 07/15/2025) (a)	7,000,000	6,625,519
3.38%, 01/15/2031 (Callable 07/15/2025) (a)	5,000,000	4,454,195
Stanley Black & Decker, Inc.
6.00%, 03/06/2028 (Callable 02/06/2028)	3,000,000	3,164,143
4.85%, 11/15/2048 (Callable 05/15/2048)	4,175,000	3,897,178
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026) (a)	3,650,000	3,424,276
Stericycle, Inc., 3.88%, 01/15/2029 (Callable 10/17/2024) (a)	1,000,000	996,317
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,754,711
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031 (Callable 01/15/2027) (a)	5,000,000	5,296,495
Sunoco LP, 7.25%, 05/01/2032 (Callable 05/01/2027) (a)	5,000,000	5,300,085
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/2028 (Callable 09/15/2025) (a)	10,000,000	10,363,730
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	22,570,000	24,232,927
6.00%, 01/17/2034 (Callable 10/17/2033)	9,000,000	9,875,831
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030 (Callable 12/31/2029)	11,825,000	10,520,797
Tapestry, Inc., 7.00%, 11/27/2026	5,000,000	5,173,141
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)	15,000,000	15,448,225
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027 (Callable 11/01/2024)	1,000,000	1,012,572
5.00%, 01/15/2028 (Callable 11/01/2024)	28,000,000	27,997,295
4.88%, 02/01/2031 (Callable 02/01/2026)	10,500,000	10,422,701
4.00%, 01/15/2032 (Callable 07/15/2026)	14,000,000	13,173,119
TC PipeLines LP
4.38%, 03/13/2025 (Callable 12/13/2024)	26,205,000	26,105,105
3.90%, 05/25/2027 (Callable 02/25/2027)	23,285,000	22,929,756
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/09/2026)	10,000,000	9,498,698
2.38%, 08/09/2028 (Callable 06/09/2028)	25,000,000	23,048,810
6.10%, 04/12/2034 (Callable 01/12/2034)	10,000,000	10,582,158
Telecom Italia Capital SA, 7.20%, 07/18/2036	797,000	831,819
Telefonica Emisiones SA
4.10%, 03/08/2027	3,768,000	3,751,972
7.05%, 06/20/2036	4,925,000	5,674,280
5.21%, 03/08/2047	24,108,000	22,868,795
4.90%, 03/06/2048	9,475,000	8,613,144
5.52%, 03/01/2049 (Callable 09/01/2048)	12,000,000	11,871,717
Telefonica Europe BV, 8.25%, 09/15/2030	13,750,000	16,185,550
Terex Corp., 6.25%, 10/15/2032 (Callable 10/15/2027) (a)	250,000	250,000
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	53,000,000	50,943,960
4.75%, 05/09/2027 (Callable 02/09/2027)	9,000,000	8,873,186
7.88%, 09/15/2029 (Callable 06/15/2029)	5,000,000	5,523,860
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	15,000,000	13,879,611
Time Warner Cable LLC, 7.30%, 07/01/2038	7,291,000	7,659,317
Timken Co., 4.50%, 12/15/2028 (Callable 09/15/2028)	6,025,000	6,024,813
T-Mobile USA, Inc.
4.75%, 02/01/2028 (Callable 10/15/2024)	17,250,000	17,267,186
3.38%, 04/15/2029 (Callable 10/15/2024)	5,000,000	4,798,796
3.88%, 04/15/2030 (Callable 01/15/2030)	53,473,000	52,000,923
3.50%, 04/15/2031 (Callable 04/15/2026)	60,000,000	56,457,438
4.38%, 04/15/2040 (Callable 10/15/2039)	10,000,000	9,221,221
3.60%, 11/15/2060 (Callable 05/15/2060)	15,000,000	10,904,308
Toll Road Investors Partnership II LP
0.00%, 02/15/2025 (a)(d)	10,000,000	9,783,828
0.00%, 02/15/2027 (a)(d)	32,855,000	28,515,847
0.00%, 02/15/2028 (a)(d)	6,000,000	4,890,866
0.00%, 02/15/2029 (a)(d)	940,000	665,835
0.00%, 02/15/2030 (a)(d)	2,938,000	2,186,348
0.00%, 02/15/2030 (a)(d)	2,100,000	1,441,187
0.00%, 02/15/2031 (a)(d)	5,396,000	3,764,352
0.00%, 02/15/2036 (a)(d)	12,500,000	6,369,719
TopBuild Corp.
3.63%, 03/15/2029 (Callable 11/01/2024) (a)	2,500,000	2,331,131
4.13%, 02/15/2032 (Callable 10/15/2026) (a)	1,000,000	919,080
Trane Technologies Financing Ltd., 4.65%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,229,482
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/2043	4,126,000	4,453,086
TransCanada PipeLines Ltd., 4.75%, 05/15/2038 (Callable 11/15/2037)	10,000,000	9,642,721
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,362,246
TransDigm, Inc.
6.75%, 08/15/2028 (Callable 02/15/2025) (a)	5,500,000	5,661,084
6.38%, 03/01/2029 (Callable 03/01/2026) (a)	3,000,000	3,095,160
6.88%, 12/15/2030 (Callable 08/18/2026) (a)	15,000,000	15,707,640
6.63%, 03/01/2032 (Callable 03/01/2027) (a)	1,000,000	1,041,342
6.00%, 01/15/2033 (Callable 09/15/2027) (a)	11,000,000	11,155,813
TreeHouse Foods, Inc., 4.00%, 09/01/2028 (Callable 10/17/2024)	1,500,000	1,388,757
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	7,000,000	7,555,431
Trinity Industries, Inc., 7.75%, 07/15/2028 (Callable 07/15/2025) (a)	5,000,000	5,247,945
Triton Container International Ltd.
2.05%, 04/15/2026 (Callable 03/15/2026) (a)	7,425,000	7,101,795
3.15%, 06/15/2031 (Callable 03/15/2031) (a)	30,475,000	26,558,270
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	8,644,162
TTX Co., 4.65%, 06/15/2044 (a)	7,710,000	7,078,887
Tyco Electronics Group SA, 7.13%, 10/01/2037	500,000	608,727
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	4,650,000	4,402,485
United Rentals North America, Inc.
3.88%, 11/15/2027 (Callable 10/15/2024)	5,000,000	4,875,569
4.88%, 01/15/2028 (Callable 10/15/2024)	5,000,000	4,962,982
6.00%, 12/15/2029 (Callable 12/15/2025) (a)	13,700,000	14,141,921
4.00%, 07/15/2030 (Callable 07/15/2025)	10,000,000	9,450,667
3.88%, 02/15/2031 (Callable 08/15/2025)	3,000,000	2,790,544
3.75%, 01/15/2032 (Callable 07/15/2026)	1,000,000	912,909
6.13%, 03/15/2034 (Callable 03/15/2029) (a)	21,700,000	22,425,800
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	16,000,000	15,156,243
2.65%, 10/15/2030 (Callable 07/15/2030)	24,322,000	21,692,797
5.05%, 10/15/2034 (Callable 07/15/2034)	25,000,000	24,540,407
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027) (a)	250,000	250,268
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026 (Callable 03/15/2026)	6,243,000	6,181,309
5.25%, 06/15/2046 (Callable 12/15/2045)	4,000,000	3,511,279
Vale Canada Ltd., 7.20%, 09/15/2032	1,600,000	1,759,996
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	25,339,000	24,164,763
6.13%, 06/12/2033 (Callable 03/12/2033)	32,000,000	33,888,832
8.25%, 01/17/2034	5,201,000	6,372,286
6.88%, 11/21/2036	29,519,000	32,992,737
6.88%, 11/10/2039	13,121,000	14,631,411
6.40%, 06/28/2054 (Callable 12/28/2053)	10,000,000	10,534,270
Valero Energy Corp., 6.63%, 06/15/2037	5,000,000	5,605,418
Valero Energy Partners LP, 4.50%, 03/15/2028 (Callable 12/15/2027)	20,000,000	20,061,099
Vallourec SACA, 7.50%, 04/15/2032 (Callable 04/15/2027) (a)	1,500,000	1,591,161
Var Energi ASA
7.50%, 01/15/2028 (Callable 12/15/2027) (a)	29,950,000	32,048,147
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	22,989,000	26,657,010
Verizon Communications, Inc.
3.00%, 03/22/2027 (Callable 01/22/2027)	5,000,000	4,875,121
2.36%, 03/15/2032 (Callable 12/15/2031)	2,500,000	2,153,853
4.50%, 08/10/2033	15,710,000	15,523,335
4.40%, 11/01/2034 (Callable 05/01/2034)	790,000	771,525
4.27%, 01/15/2036	10,793,000	10,314,445
5.25%, 03/16/2037	18,225,000	18,949,480
4.81%, 03/15/2039	38,575,000	37,979,380
4.86%, 08/21/2046	2,500,000	2,436,532
3.70%, 03/22/2061 (Callable 09/22/2060)	11,200,000	8,476,178
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	10,000,000	7,788,838
4.00%, 06/22/2050 (Callable 12/22/2049)	22,000,000	15,776,582
Videotron Ltd., 3.63%, 06/15/2029 (Callable 11/01/2024) (a)	22,139,000	21,124,750
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026) (a)	15,000,000	14,400,177
4.90%, 04/21/2027 (Callable 03/21/2027) (a)	7,725,000	7,789,608
3.20%, 04/21/2031 (Callable 01/21/2031) (a)	55,139,000	50,431,511
5.25%, 04/21/2032 (Callable 01/21/2032) (a)	22,000,000	22,302,544
VMware LLC, 1.80%, 08/15/2028 (Callable 06/15/2028)	15,000,000	13,643,302
Vodafone Group PLC
7.88%, 02/15/2030	1,581,000	1,849,184
6.15%, 02/27/2037	4,934,000	5,437,234
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (Callable 10/24/2025) (a)	8,300,000	7,990,626
6.20%, 11/16/2028 (Callable 10/16/2028) (a)	19,000,000	20,003,286
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	26,883,000	24,702,894
2.95%, 04/01/2031 (Callable 01/01/2031)	32,741,000	28,484,758
Vulcan Materials Co.
3.50%, 06/01/2030 (Callable 03/01/2030)	11,050,000	10,569,261
4.70%, 03/01/2048 (Callable 09/01/2047)	500,000	464,374
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026 (Callable 03/01/2026)	5,957,000	5,730,702
Warnermedia Holdings, Inc.
6.41%, 03/15/2026 (Callable 10/15/2024)	7,000,000	7,004,136
4.28%, 03/15/2032 (Callable 12/15/2031)	63,550,000	56,453,509
5.05%, 03/15/2042 (Callable 09/15/2041)	6,000,000	4,897,876
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026) (a)	34,748,000	33,421,240
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	57,075,000	56,766,773
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029)	4,000,000	3,851,255
6.15%, 04/01/2033 (Callable 01/01/2033)	2,500,000	2,642,680
5.45%, 11/15/2034 (Callable 08/15/2034)	30,350,000	30,414,160
5.25%, 02/01/2050 (Callable 08/01/2049)	10,000,000	9,068,765
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	36,775,000	36,128,619
4.70%, 09/15/2028 (Callable 06/15/2028)	10,205,000	10,334,426
WestRock MWV LLC, 8.20%, 01/15/2030	5,012,000	5,850,137
Whistler Pipeline LLC, 5.95%, 09/30/2034 (Callable 06/30/2034) (a)	21,000,000	21,745,582
Williams Cos., Inc.
7.50%, 01/15/2031	120,000	136,758
7.75%, 06/15/2031	3,500,000	3,992,315
8.75%, 03/15/2032	11,275,000	13,797,289
6.30%, 04/15/2040	1,590,000	1,733,602
5.75%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,572,140
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026) (a)	17,800,000	16,926,511
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028) (a)	30,000,000	29,754,738
5.10%, 09/12/2034 (Callable 06/12/2034)	17,075,000	16,961,031
Wrangler Holdco Corp., 6.63%, 04/01/2032 (Callable 04/01/2027) (a)	10,000,000	10,394,250
Xerox Holdings Corp., 5.00%, 08/15/2025 (Callable 07/15/2025) (a)	334,000	330,918
XPO, Inc.
6.25%, 06/01/2028 (Callable 06/01/2025) (a)	1,000,000	1,022,744
7.13%, 06/01/2031 (Callable 06/01/2026) (a)	500,000	523,470
7.13%, 02/01/2032 (Callable 02/01/2027) (a)	250,000	263,162
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)	20,250,000	19,972,430
ZF North America Capital, Inc., 6.75%, 04/23/2030 (Callable 03/23/2030) (a)	17,225,000	17,371,740
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030 (Callable 12/20/2029)	1,000,000	949,756
5.20%, 09/15/2034 (Callable 06/15/2034)	20,000,000	20,365,859
5.75%, 11/30/2039	11,375,000	12,056,996
		8,723,945,698

Utilities - 1.2%
American Transmission Systems, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031) (a)	4,850,000	4,261,174
Appalachian Power Co., 6.70%, 08/15/2037	1,400,000	1,589,133
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051 (Callable 11/15/2050)	10,000,000	6,766,663
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/2054 (Callable 06/01/2054)	7,600,000	7,031,881
Constellation Energy Generation LLC
5.80%, 03/01/2033 (Callable 12/01/2032)	10,000,000	10,726,631
5.60%, 06/15/2042 (Callable 12/15/2041)	6,100,000	6,310,280
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,425,000	7,596,811
Dominion Resources, Inc., 5.95%, 06/15/2035	1,880,000	2,032,457
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	15,200,000	13,760,925
DTE Energy Co., 4.88%, 06/01/2028 (Callable 05/01/2028)	11,900,000	12,149,729
Duke Energy Corp., 6.10%, 09/15/2053 (Callable 03/15/2053)	8,400,000	9,197,334
Duquesne Light Holdings, Inc., 2.53%, 10/01/2030 (Callable 07/01/2030) (a)	8,775,000	7,730,559
Enel Finance International NV
3.50%, 04/06/2028 (a)	7,000,000	6,790,819
7.50%, 10/14/2032 (Callable 07/14/2032) (a)	20,000,000	23,311,475
6.00%, 10/07/2039 (a)	4,286,000	4,586,630
4.75%, 05/25/2047 (a)	54,084,000	50,073,778
Engie Energia Chile SA, 3.40%, 01/28/2030 (Callable 10/28/2029) (a)	3,000,000	2,754,620
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034) (a)	9,100,000	9,632,329
Exelon Corp.
7.60%, 04/01/2032	1,650,000	1,933,993
5.10%, 06/15/2045 (Callable 12/15/2044)	5,875,000	5,746,615
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	4,128,822
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	10,300,000	9,977,162
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,805,787
3.40%, 03/01/2050 (Callable 09/01/2049)	11,325,000	8,299,181
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028) (a)	15,000,000	14,187,904
Fortis, Inc./Canada, 3.06%, 10/04/2026 (Callable 07/04/2026)	8,762,000	8,525,815
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (Callable 10/01/2053) (a)	11,000,000	11,714,974
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/2028 (a)	5,000,000	4,824,824
ITC Holdings Corp., 5.65%, 05/09/2034 (Callable 02/09/2034) (a)	14,000,000	14,765,833
KeySpan Corp., 8.00%, 11/15/2030	8,375,000	9,705,629
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030) (a)	10,600,000	9,126,263
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,220,854
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053) (a)	8,005,000	8,300,820
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,531,766
3.60%, 05/01/2030 (Callable 02/01/2030)	20,800,000	19,972,391
3.95%, 03/30/2048 (Callable 09/30/2047)	11,775,000	9,653,991
Oglethorpe Power Corp., 6.20%, 12/01/2053 (Callable 06/01/2053)	5,000,000	5,466,799
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	8,150,000	8,291,462
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	3,700,000	3,899,060
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,751,344
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033 (Callable 03/15/2033)	14,050,000	14,698,673
PPL Capital Funding, Inc., 5.25%, 09/01/2034 (Callable 06/01/2034)	6,400,000	6,589,628
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053) (a)	13,000,000	13,634,566
		413,057,384
TOTAL CORPORATE BONDS (Cost $15,707,610,945)		15,365,500,123

U.S. TREASURY SECURITIES - 23.9%	Par	Value
United States Treasury Note/Bond
4.50%, 07/15/2026	11,075,000	11,228,146
4.38%, 08/15/2026	484,400,000	490,455,000
1.13%, 10/31/2026	486,625,000	462,198,707
4.63%, 11/15/2026	515,000,000	525,279,884
4.13%, 02/15/2027	159,650,000	161,495,953
4.25%, 03/15/2027	10,675,000	10,839,712
4.63%, 06/15/2027	107,700,000	110,607,059
3.13%, 08/31/2027	973,725,000	961,667,548
2.75%, 05/31/2029	629,425,000	606,977,149
3.88%, 11/30/2029	16,725,000	16,943,862
3.88%, 12/31/2029	117,675,000	119,210,292
4.13%, 08/31/2030	159,900,000	164,084,884
4.00%, 01/31/2031	257,775,000	262,860,014
1.38%, 11/15/2031	281,950,000	241,452,729
1.88%, 02/15/2032	100,000,000	88,251,953
1.38%, 11/15/2040	99,550,000	67,554,008
2.25%, 05/15/2041	78,175,000	60,588,679
2.38%, 02/15/2042	534,475,000	416,264,159
3.38%, 08/15/2042	715,850,000	646,026,664
3.88%, 02/15/2043	222,925,000	215,052,961
2.88%, 05/15/2043	691,325,000	573,961,783
3.88%, 05/15/2043	720,175,000	693,393,492
2.50%, 02/15/2045	691,875,000	528,797,904
2.88%, 05/15/2049	351,625,000	277,577,719
2.25%, 08/15/2049	96,125,000	66,592,847
1.38%, 08/15/2050	61,000,000	33,600,039
2.38%, 05/15/2051	302,725,000	213,574,852
2.88%, 05/15/2052	552,400,000	432,619,827
TOTAL U.S. TREASURY SECURITIES (Cost $8,702,127,699)		8,459,157,826

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.1%	Par	Value
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	180,065	182,323
Pool A93505, 4.50%, 08/01/2040	616,111	623,840
Pool A96413, 4.00%, 01/01/2041	4,080,315	4,038,902
Pool C00689, 6.50%, 12/01/2028	2,986	3,080
Pool C00785, 6.50%, 06/01/2029	1,284	1,325
Pool C03490, 4.50%, 08/01/2040	809,868	820,028
Pool C09004, 3.50%, 07/01/2042	6,396,083	6,117,844
Pool C91466, 3.00%, 07/01/2032	3,174,344	3,074,516
Pool C91568, 3.00%, 10/01/2032	2,427,883	2,349,842
Pool C91581, 3.00%, 11/01/2032	3,768,971	3,639,454
Pool C91594, 3.00%, 01/01/2033	1,806,376	1,744,236
Pool C91826, 3.00%, 05/01/2035	5,217,989	4,997,954
Pool C91852, 3.00%, 10/01/2035	4,424,691	4,231,086
Pool G04222, 5.50%, 04/01/2038	21,361	22,025
Pool G04834, 5.00%, 03/01/2036	1,540,662	1,582,143
Pool G06068, 4.00%, 10/01/2040	6,899,787	6,829,784
Pool G07304, 3.50%, 12/01/2042	6,150,840	5,885,712
Pool G07601, 3.00%, 07/01/2043	15,269,369	14,175,983
Pool G07801, 4.00%, 10/01/2044	5,515,249	5,407,437
Pool G07849, 3.50%, 05/01/2044	15,522,447	14,837,496
Pool G07995, 5.50%, 01/01/2039	5,572,832	5,752,781
Pool G08192, 5.50%, 04/01/2037	37,423	38,629
Pool G08269, 5.50%, 05/01/2038	34,570	35,611
Pool G08372, 4.50%, 11/01/2039	594,995	602,457
Pool G08500, 3.50%, 07/01/2042	9,437,614	9,029,021
Pool G08518, 3.00%, 02/01/2043	2,160,316	2,005,649
Pool G08528, 3.00%, 04/01/2043	4,590,366	4,261,705
Pool G08534, 3.00%, 06/01/2043	3,780,610	3,509,913
Pool G08540, 3.00%, 08/01/2043	8,758,407	8,131,274
Pool G08606, 4.00%, 09/01/2044	2,928,815	2,862,869
Pool G08628, 4.00%, 02/01/2045	3,410,800	3,334,007
Pool G08681, 3.50%, 12/01/2045	2,811,318	2,655,850
Pool G08682, 4.00%, 12/01/2045	2,032,580	1,986,810
Pool G08694, 4.00%, 02/01/2046	2,540,633	2,456,756
Pool G08707, 4.00%, 05/01/2046	216,251	211,382
Pool G16501, 3.00%, 04/01/2033	5,756,744	5,599,730
Pool G30615, 3.00%, 12/01/2032	3,895,043	3,759,851
Pool G30974, 3.50%, 01/01/2034	6,277,652	6,172,824
Pool G60137, 3.50%, 02/01/2043	7,788,628	7,464,290
Pool G60393, 3.50%, 01/01/2046	15,838,128	15,089,944
Pool G60440, 3.50%, 03/01/2046	2,314,622	2,202,708
Pool G60722, 3.00%, 10/01/2046	25,629,367	23,579,582
Pool G60774, 3.00%, 10/01/2045	11,268,814	10,462,809
Pool G60785, 4.00%, 08/01/2046	3,895,869	3,819,726
Pool G60864, 3.00%, 02/01/2047	15,890,288	14,696,464
Pool G60988, 3.00%, 05/01/2047	28,989,371	26,667,880
Pool G60994, 3.50%, 01/01/2045	8,810,157	8,421,670
Pool G61195, 3.50%, 08/01/2044	10,688,436	10,217,116
Pool G61225, 4.50%, 12/01/2043	3,443,591	3,486,738
Pool G61297, 3.50%, 08/01/2047	7,597,261	7,238,447
Pool G61581, 4.00%, 08/01/2048	7,654,463	7,453,592
Pool G61849, 4.50%, 11/01/2046	23,592,261	23,887,845
Pool G67701, 3.00%, 10/01/2046	37,092,618	34,177,774
Pool G67702, 4.00%, 01/01/2047	15,119,214	14,864,046
Pool G67710, 3.50%, 03/01/2048	35,589,755	33,621,887
Pool G67712, 4.00%, 06/01/2048	24,595,847	24,218,586
Pool Q08998, 3.50%, 06/01/2042	1,745,344	1,670,865
Pool Q10378, 3.00%, 08/01/2042	6,029,759	5,605,619
Pool Q11218, 3.50%, 09/01/2042	3,855,854	3,686,528
Pool Q13205, 3.00%, 11/01/2042	20,665,969	19,208,016
Pool Q14875, 3.00%, 01/01/2043	11,397,971	10,586,709
Pool Q16455, 3.00%, 03/01/2043	7,246,772	6,727,982
Pool Q17640, 3.00%, 04/01/2043	5,244,438	4,868,967
Pool Q50031, 3.50%, 08/01/2047	20,605,606	19,466,748
Pool QB1368, 2.50%, 07/01/2050	26,138,140	23,042,771
Pool QC5811, 2.00%, 08/01/2051	13,502,698	11,383,337
Pool RA4524, 1.50%, 02/01/2051	18,476,986	14,602,427
Pool RA4549, 2.50%, 02/01/2051	55,007,759	48,445,118
Pool RA5077, 2.50%, 05/01/2051	22,337,196	19,635,159
Pool RB0771, 2.50%, 02/01/2042	15,614,761	14,089,873
Pool RB0788, 2.50%, 03/01/2042	20,145,894	18,094,400
Pool RB5089, 1.50%, 12/01/2040	78,842,113	66,503,975
Pool RB5090, 2.00%, 12/01/2040	62,660,712	54,782,420
Pool RB5110, 1.50%, 05/01/2041	73,193,115	61,493,768
Pool RB5138, 2.00%, 12/01/2041	96,070,826	83,556,161
Pool SB0084, 3.00%, 02/01/2032	6,063,605	5,934,646
Pool SB0463, 2.50%, 01/01/2036	26,353,092	24,955,403
Pool SB8088, 1.50%, 02/01/2036	44,154,581	39,618,538
Pool SC0157, 2.50%, 07/01/2041	36,118,977	32,571,643
Pool SC0158, 2.50%, 04/01/2041	15,624,633	14,090,306
Pool SC0208, 2.00%, 11/01/2041	34,367,817	29,954,906
Pool SD0039, 4.00%, 02/01/2046	7,052,433	6,973,278
Pool SD0047, 3.50%, 07/01/2045	7,202,868	6,877,492
Pool SD0295, 3.00%, 02/01/2049	27,152,780	25,069,754
Pool SD2181, 5.50%, 01/01/2053	12,787,597	12,974,553
Pool SD2446, 5.50%, 03/01/2053	47,773,058	48,680,015
Pool SD2903, 2.00%, 03/01/2051	177,297,010	147,803,376
Pool SD3008, 4.50%, 05/01/2048	12,963,924	13,080,198
Pool SD4957, 2.00%, 03/01/2051	51,300,411	42,541,486
Pool SD5044, 6.00%, 03/01/2054	50,308,193	51,884,928
Pool SD7516, 4.00%, 05/01/2050	44,755,688	43,601,403
Pool SD7534, 2.50%, 02/01/2051	91,262,434	80,475,087
Pool SD7541, 2.00%, 05/01/2051	65,710,808	55,291,930
Pool SD7548, 2.50%, 11/01/2051	90,106,483	78,969,649
Pool SD7553, 3.00%, 03/01/2052	75,932,195	69,129,442
Pool SD7555, 3.00%, 08/01/2052	24,244,462	22,125,894
Pool SE5001, 2.00%, 06/01/2052	67,883,856	57,586,145
Pool U69907, 3.50%, 03/01/2043	18,035,775	17,172,444
Pool V81992, 4.00%, 10/01/2045	4,825,215	4,686,740
Pool Z40130, 3.00%, 01/01/2046	39,571,948	36,741,102
Federal National Mortgage Association
Pool 251967, 6.50%, 09/01/2028	2,185	2,252
Pool 252255, 6.50%, 02/01/2029	4,760	4,907
Pool 257203, 5.00%, 05/01/2028	6,626	6,672
Pool 310209, 3.50%, 08/01/2043	53,694,012	51,068,756
Pool 310210, 4.00%, 05/01/2044	83,013,026	81,977,849
Pool 310213, 3.00%, 03/01/2047	62,777,557	56,588,869
Pool 357426, 5.00%, 09/01/2033	3,381,227	3,467,262
Pool 545407, 5.50%, 01/01/2032	2,506	2,586
Pool 725025, 4.50%, 10/01/2033	6,324,427	6,298,360
Pool 725424, 5.50%, 04/01/2034	225,662	232,704
Pool 725773, 5.50%, 09/01/2034	10,339	10,661
Pool 735228, 5.50%, 02/01/2035	9,010	9,313
Pool 735382, 5.00%, 04/01/2035	376,238	385,761
Pool 735676, 5.00%, 07/01/2035	1,146,350	1,175,473
Pool 745275, 5.00%, 02/01/2036	691,132	709,244
Pool 745355, 5.00%, 03/01/2036	321,856	331,344
Pool 745418, 5.50%, 04/01/2036	1,042,784	1,080,460
Pool 889579, 6.00%, 05/01/2038	1,802,038	1,898,406
Pool 890355, 3.50%, 09/01/2041	8,976,920	8,593,893
Pool AB0110, 5.00%, 02/01/2035	5,299,178	5,434,121
Pool AB0125, 5.00%, 02/01/2035	3,632,785	3,725,237
Pool AB0731, 4.00%, 06/01/2039	3,312,075	3,295,355
Pool AB5188, 3.50%, 05/01/2042	5,840,525	5,580,250
Pool AB6496, 3.00%, 10/01/2042	8,478,458	7,867,941
Pool AB9374, 3.50%, 05/01/2043	7,343,155	7,011,463
Pool AB9673, 3.50%, 06/01/2043	4,030,742	3,873,599
Pool AC6794, 4.50%, 01/01/2040	2,562,824	2,592,137
Pool AD6438, 5.00%, 06/01/2040	3,680,607	3,791,735
Pool AD8522, 4.00%, 08/01/2040	278,811	275,681
Pool AE0217, 4.50%, 08/01/2040	1,278,897	1,293,517
Pool AE0218, 4.50%, 08/01/2040	3,517,937	3,558,155
Pool AE0828, 3.50%, 02/01/2041	642,129	614,732
Pool AE0949, 4.00%, 02/01/2041	109,579	108,349
Pool AE5463, 4.00%, 10/01/2040	480,173	474,782
Pool AH0621, 3.50%, 01/01/2041	619,924	593,461
Pool AH1107, 4.00%, 12/01/2040	1,620,070	1,601,874
Pool AH3394, 4.00%, 01/01/2041	1,125,419	1,112,781
Pool AH7007, 4.00%, 03/01/2041	2,153,082	2,128,899
Pool AI7784, 4.50%, 07/01/2041	1,614,895	1,633,377
Pool AJ1407, 4.00%, 09/01/2041	740,072	731,761
Pool AJ7680, 3.50%, 12/01/2041	830,887	795,413
Pool AJ7689, 4.00%, 12/01/2041	3,779,220	3,736,768
Pool AK2400, 4.00%, 02/01/2042	7,692,727	7,593,684
Pool AL5075, 4.50%, 01/01/2040	1,055,996	1,064,765
Pool AL5097, 4.50%, 09/01/2043	4,842,839	4,874,294
Pool AL6441, 4.00%, 02/01/2045	8,045,608	7,879,642
Pool AL6715, 4.00%, 02/01/2045	987,671	964,369
Pool AL7521, 5.00%, 06/01/2039	4,823,632	4,946,254
Pool AL7822, 4.00%, 07/01/2043	9,988,416	9,851,586
Pool AL7941, 4.00%, 12/01/2045	8,168,310	8,120,820
Pool AL8385, 4.00%, 04/01/2046	15,418,646	15,163,552
Pool AL9267, 3.00%, 10/01/2046	11,707,797	10,759,511
Pool AL9555, 4.00%, 02/01/2045	2,175,975	2,151,550
Pool AL9764, 4.50%, 02/01/2046	9,243,310	9,348,997
Pool AO2970, 3.00%, 05/01/2042	1,065,758	990,180
Pool AO4137, 3.50%, 06/01/2042	1,983,589	1,896,833
Pool AO8044, 3.50%, 07/01/2042	43,180,937	41,319,207
Pool AP0489, 3.50%, 08/01/2042	3,461,609	3,308,773
Pool AR9197, 3.00%, 03/01/2043	2,317,263	2,148,979
Pool AS0303, 3.00%, 08/01/2043	2,887,609	2,677,999
Pool AS4257, 4.00%, 01/01/2045	3,857,403	3,766,369
Pool AS4582, 4.00%, 03/01/2045	3,317,105	3,248,677
Pool AS6312, 4.00%, 12/01/2045	13,672,471	13,349,794
Pool AS9392, 3.50%, 04/01/2047	20,382,592	19,234,270
Pool AT0682, 3.00%, 04/01/2043	853,059	791,110
Pool AT2720, 3.00%, 05/01/2043	3,225,176	2,990,891
Pool AT2725, 3.00%, 05/01/2043	8,537,268	7,917,445
Pool AT5900, 3.00%, 06/01/2043	9,436,270	8,751,206
Pool AU1629, 3.00%, 07/01/2043	7,623,625	7,070,041
Pool AW8165, 4.00%, 01/01/2042	7,422,962	7,339,616
Pool AX5316, 4.50%, 01/01/2042	3,551,698	3,592,306
Pool AZ9565, 3.50%, 12/01/2045	3,901,485	3,681,736
Pool BF0212, 4.50%, 02/01/2041	17,609,735	17,835,515
Pool BF0231, 3.00%, 04/01/2042	21,682,800	20,460,174
Pool BF0246, 4.50%, 06/01/2051	43,138,249	43,152,652
Pool BF0534, 3.00%, 09/01/2050	7,553,348	6,929,978
Pool BM1047, 4.00%, 02/01/2045	3,842,524	3,793,040
Pool BM1155, 4.00%, 03/01/2047	10,477,785	10,263,908
Pool BM1428, 3.50%, 09/01/2043	11,677,845	11,150,408
Pool BM1753, 4.00%, 05/01/2037	16,076,905	15,963,937
Pool BM2005, 4.00%, 12/01/2047	15,848,816	15,415,826
Pool BM3108, 4.50%, 08/01/2046	8,216,040	8,239,059
Pool BM3926, 3.50%, 08/01/2037	9,310,781	9,050,616
Pool BM3972, 2.50%, 04/01/2038	19,651,925	18,286,920
Pool BM5387, 4.00%, 08/01/2034	39,204,113	39,075,022
Pool BM5538, 5.00%, 11/01/2048	10,351,381	10,615,516
Pool BM5803, 4.50%, 04/01/2039	5,698,652	5,768,291
Pool BM5919, 3.50%, 08/01/2043	3,582,440	3,411,720
Pool BM7089, 3.00%, 02/01/2052	78,791,330	70,827,895
Pool BP6586, 2.00%, 08/01/2035	17,304,585	15,933,465
Pool BT6857, 2.00%, 08/01/2051	9,872,239	8,323,374
Pool CA5146, 3.00%, 02/01/2050	55,732,350	51,071,843
Pool CA8230, 2.50%, 12/01/2050	60,388,567	52,980,237
Pool CA8761, 2.50%, 01/01/2036	43,773,289	41,342,422
Pool CA8868, 3.00%, 02/01/2051	39,614,737	36,260,130
Pool CB4140, 5.00%, 07/01/2052	81,892,646	82,028,866
Pool CB6541, 6.00%, 06/01/2053	71,879,027	74,108,389
Pool FM1255, 3.00%, 01/01/2048	12,331,725	11,332,874
Pool FM1402, 3.50%, 05/01/2048	30,070,419	28,376,190
Pool FM1540, 4.00%, 09/01/2049	2,029,638	1,971,679
Pool FM3003, 4.00%, 05/01/2049	11,211,247	11,075,339
Pool FM3031, 4.00%, 10/01/2036	3,576,280	3,558,532
Pool FM3117, 3.00%, 05/01/2050	79,075,771	72,539,675
Pool FM3612, 2.50%, 06/01/2050	11,523,200	10,109,659
Pool FM5017, 2.50%, 12/01/2050	19,044,310	16,558,773
Pool FM5397, 3.00%, 12/01/2050	36,998,011	33,806,858
Pool FM7064, 2.50%, 01/01/2051	37,641,746	33,082,593
Pool FM7615, 2.00%, 06/01/2036	33,218,942	30,705,981
Pool FM7731, 2.50%, 09/01/2050	51,478,152	45,382,713
Pool FM8215, 2.50%, 03/01/2051	42,474,162	37,329,676
Pool FM8348, 2.50%, 08/01/2051	32,310,897	28,433,644
Pool FM8804, 2.50%, 09/01/2051	83,037,234	72,453,029
Pool FM8869, 2.00%, 09/01/2036	16,158,452	14,868,036
Pool FM9283, 2.50%, 11/01/2051	30,976,335	27,026,428
Pool FM9284, 2.50%, 11/01/2051	43,123,830	37,738,741
Pool FM9294, 3.00%, 10/01/2051	31,126,841	28,393,069
Pool FM9630, 3.00%, 11/01/2051	58,704,717	53,577,885
Pool FM9732, 2.50%, 12/01/2051	75,157,281	65,573,317
Pool FM9770, 2.00%, 12/01/2051	17,169,635	14,612,919
Pool FM9771, 2.00%, 11/01/2051	20,626,826	17,389,150
Pool FM9781, 2.50%, 12/01/2051	58,000,825	50,755,616
Pool FM9873, 2.50%, 12/01/2051	111,363,602	97,539,088
Pool FM9876, 2.50%, 12/01/2051	73,467,830	64,552,910
Pool FS0176, 2.50%, 01/01/2052	102,438,538	89,119,226
Pool FS0316, 1.50%, 11/01/2041	23,542,575	19,820,247
Pool FS2018, 4.50%, 03/01/2050	32,988,946	32,860,671
Pool FS2128, 3.50%, 11/01/2049	42,713,947	40,651,516
Pool FS3136, 3.50%, 08/01/2048	28,300,435	27,022,291
Pool FS3220, 5.50%, 11/01/2052	16,067,345	16,306,462
Pool FS4207, 3.00%, 11/01/2048	17,905,935	16,584,423
Pool FS4654, 2.00%, 07/01/2051	106,292,929	88,615,535
Pool FS5120, 6.00%, 07/01/2053	42,837,237	44,825,636
Pool FS5208, 3.50%, 06/01/2041	65,991,263	63,175,726
Pool FS5788, 6.50%, 09/01/2053	42,745,041	44,692,332
Pool FS5832, 6.00%, 10/01/2053	32,717,653	33,759,556
Pool FS7499, 2.00%, 07/01/2051	75,770,790	63,121,388
Pool FS7887, 4.00%, 07/01/2052	36,542,400	35,149,470
Pool FS7969, 1.50%, 10/01/2036	38,968,292	35,012,805
Pool FS8397, 1.50%, 08/01/2037	83,528,131	75,047,936
Pool FS8752, 6.00%, 08/01/2054	48,372,389	50,186,526
Pool FS8771, 6.00%, 07/01/2054	36,342,784	37,201,072
Pool MA0461, 4.50%, 07/01/2030	902,027	906,872
Pool MA0561, 4.00%, 11/01/2040	5,366,496	5,306,223
Pool MA0949, 3.50%, 01/01/2032	11,321,961	11,116,336
Pool MA1164, 3.50%, 09/01/2042	5,658,784	5,404,263
Pool MA1237, 3.00%, 11/01/2032	2,401,963	2,306,953
Pool MA1401, 3.00%, 04/01/2033	4,223,238	4,069,426
Pool MA1432, 3.00%, 05/01/2033	4,235,632	4,074,971
Pool MA1764, 4.00%, 01/01/2034	3,812,918	3,800,270
Pool MA2019, 4.00%, 09/01/2034	5,262,438	5,245,531
Pool MA2588, 4.00%, 04/01/2036	2,287,271	2,275,953
Pool MA3183, 4.00%, 11/01/2047	3,133,817	3,048,192
Pool MA3547, 3.00%, 12/01/2033	7,241,401	7,014,893
Pool MA4047, 2.00%, 06/01/2050	73,161,445	61,039,656
Pool MA4093, 2.00%, 08/01/2040	24,298,856	21,362,343
Pool MA4154, 1.50%, 10/01/2035	32,486,457	29,171,091
Pool MA4155, 2.00%, 10/01/2035	13,734,385	12,621,612
Pool MA4182, 2.00%, 11/01/2050	115,634,982	96,198,244
Pool MA4202, 1.50%, 12/01/2040	89,903,292	75,836,248
Pool MA4208, 2.00%, 12/01/2050	39,160,232	32,641,577
Pool MA4282, 2.50%, 03/01/2051	15,254,246	13,225,599
Pool MA4501, 2.00%, 12/01/2041	65,150,443	56,667,948
Pool MA4520, 2.00%, 01/01/2042	104,151,623	90,590,613
Pool MA4569, 1.50%, 03/01/2042	8,321,253	6,991,260
Pool MA4570, 2.00%, 03/01/2042	51,410,242	44,692,184
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 02/25/2051)	27,314,294	25,857,866
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 07/25/2046)	24,892,696	20,442,357
Ginnie Mae II Pool
Pool 4922, 4.00%, 01/20/2041	2,911,139	2,889,573
Pool 784106, 3.50%, 01/20/2046	12,701,587	12,106,163
Pool 784717, 3.50%, 02/20/2048	19,215,352	17,857,110
Pool 785558, 2.50%, 07/20/2051	41,238,889	36,023,538
Pool 785563, 2.50%, 07/20/2051	37,946,737	33,023,070
Pool 785575, 2.50%, 08/20/2051	80,240,730	69,342,508
Pool 786812, 5.50%, 07/20/2053	11,534,494	11,831,578
Pool 786910, 5.50%, 07/20/2053	23,294,630	23,745,800
Pool 787313, 2.50%, 09/20/2051	52,374,020	45,470,576
Pool 787486, 5.50%, 05/20/2054	24,673,098	25,202,524
Pool MA0154, 3.50%, 06/20/2042	61,443,254	59,013,923
Pool MA0318, 3.50%, 08/20/2042	37,961,697	36,425,647
Pool MA0462, 3.50%, 10/20/2042	44,754,161	42,901,838
Pool MA1376, 4.00%, 10/20/2043	21,690,655	21,440,809
Pool MA3663, 3.50%, 05/20/2046	21,613,968	20,587,346
Pool MA3711, 3.00%, 06/20/2031	7,155,918	6,984,368
Pool MA4721, 4.50%, 09/20/2047	19,133,477	19,214,906
Pool MA5765, 5.00%, 02/20/2049	61,390,556	62,172,738
Pool MA8571, 6.00%, 01/20/2053	17,933,927	18,360,887
Government National Mortgage Association (GNMA)
Pool 2687, 6.00%, 12/20/2028	3,868	3,935
Pool 2701, 6.50%, 01/20/2029	2,033	2,086
Pool 3474, 6.00%, 11/20/2033	4,165	4,334
Pool 4747, 5.00%, 07/20/2040	187,561	192,612
Pool 5139, 4.00%, 08/20/2041	1,714,624	1,701,920
Pool 5202, 3.50%, 10/20/2041	3,373,999	3,251,556
Pool 5259, 4.00%, 12/20/2041	2,363,178	2,345,668
Pool 5305, 4.00%, 02/20/2042	4,404,537	4,371,907
Pool MA0155, 4.00%, 06/20/2042	3,883,301	3,854,530
Pool MA0392, 3.50%, 09/20/2042	2,547,688	2,442,243
Pool MA2753, 3.00%, 04/20/2045	3,615,955	3,358,063
Pool MA2754, 3.50%, 04/20/2045	5,017,504	4,788,540
Pool MA2827, 4.00%, 05/20/2045	4,882,080	4,797,974
Pool MA2892, 3.50%, 06/20/2045	5,018,034	4,788,524
Pool MA3173, 3.50%, 10/20/2045	16,568,672	15,708,667
Pool MA3378, 4.50%, 01/20/2046	4,725,746	4,750,062
Pool MA3598, 4.00%, 04/20/2046	5,883,610	5,791,044
Pool MA3664, 4.00%, 05/20/2046	2,158,106	2,123,088
Pool MA3873, 3.00%, 08/20/2046	10,408,091	9,618,880
Pool MA4512, 4.50%, 06/20/2047	5,669,142	5,681,014
Pool MA4588, 4.50%, 07/20/2047	3,719,483	3,727,273
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $6,228,568,066)		6,047,248,748

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.3%	Par	Value
A&D Mortgage LLC, Series 2023-NQM3, Class A1, 6.73%, 07/25/2068 (Callable 07/25/2026) (a)(e)	81,213,821	82,490,681
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027) (a)(e)	48,860,818	48,706,838
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 10/25/2024) (a)(f)	7,860,528	7,458,355
Series 2022-1, Class A1B, 3.27%, 12/25/2056 (Callable 01/25/2025) (a)(e)	11,500,000	10,749,910
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 10/25/2024 (Callable 10/25/2024)	217,359	186,676
Banc of America Funding Corp., Series 2007-C, Class 1A3, 4.82%, 05/20/2036 (Callable 10/20/2024) (f)	774,265	682,281
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 10/28/2024) (e)	49,272	43,554
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 7.08% (1 yr. CMT Rate + 2.30%), 10/25/2035 (Callable 10/25/2024)	181,287	172,104
BRAVO Residential Funding Trust
Series 2020-RPL2, Class A1, 2.00%, 05/25/2059 (Callable 02/25/2038) (a)(f)	37,750,523	35,185,760
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 05/25/2052) (a)(f)	127,977,589	118,481,140
Chase Mortgage Finance Corp.
Series 2005-A2, Class 1A5, 4.92%, 01/25/2036 (Callable 10/25/2024) (f)	305,806	283,735
Series 2007-A1, Class 2A3, 6.67%, 02/25/2037 (Callable 07/25/2027) (f)	309,204	288,385
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 02/25/2047) (a)(f)	49,685,454	46,647,054
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 12/25/2051) (a)(f)	81,217,868	74,049,514
Series 2024-RPL4, Class A1A, 3.38%, 12/25/2064 (a)(f)	104,144,000	95,873,196
CIM Trust, Series 2022-R1, Class A1, 3.00%, 01/25/2061 (Callable 02/25/2027) (a)(f)	17,705,429	16,500,228
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036 (Callable 10/25/2024)	2,065,619	1,886,345
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A6, 4.75%, 03/25/2037 (Callable 10/25/2024) (e)	10	10
Citigroup Mortgage Loan Trust, Inc.
Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 10/25/2024)	19,391	15,668
Series 2006-AR1, Class 1A1, 7.20% (1 yr. CMT Rate + 2.40%), 10/25/2035 (Callable 10/25/2024)	2,389,846	2,370,768
Series 2018-RP2, Class A1, 2.77%, 02/25/2058 (Callable 08/25/2046) (a)(f)	7,834,625	7,678,954
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (Callable 01/25/2027) (a)(e)	36,551,296	36,923,125
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 1A1, 6.00%, 09/25/2034 (Callable 10/25/2024)	631,094	638,587
Series 2005-11CB, Class 2A6, 5.50%, 06/25/2025 (Callable 10/25/2024)	2,734,471	2,231,898
Series 2005-29CB, Class A1, 5.50%, 07/25/2035 (Callable 10/25/2024)	1,082,905	637,468
Series 2005-3CB, Class 2A1, 5.00%, 10/25/2024 (Callable 10/25/2024)	63,151	56,862
Series 2005-49CB, Class A5, 5.50%, 11/25/2035 (Callable 10/25/2024)	1,160,408	765,627
Series 2005-6CB, Class 1A4, 5.50%, 04/25/2035 (Callable 10/25/2024)	6,263,039	5,434,789
Series 2005-85CB, Class 2A2, 5.50%, 02/25/2036 (Callable 10/25/2024)	1,513,315	1,225,165
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 10/25/2024)	334,368	166,711
Series 2006-43CB, Class 2A1, 6.00%, 10/25/2024 (Callable 10/25/2024)	6,035	6,003
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF6, 4.14%, 02/25/2036 (Callable 10/25/2024) (f)	2,681	2,658
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-6, Class 2A1, 5.50%, 04/25/2035 (Callable 10/25/2024)	147,786	126,408
Credit Suisse Management LLC, Series 2005-7, Class 3A1, 5.00%, 10/25/2024 (Callable 10/25/2024)	11,507	10,795
Deutsche ALT-A Securities, Inc., Series 2005-2, Class 1A7, 5.05%, 04/25/2035 (Callable 10/25/2024) (f)	3,827,320	3,638,178
First Horizon Alternative Mortgage Securities
Series 2004-AA1, Class A1, 6.77%, 06/25/2034 (Callable 10/25/2024) (f)	1,413,486	1,400,674
Series 2005-AA2, Class 2A1, 5.81%, 04/25/2035 (Callable 10/25/2024) (f)	659,184	646,599
Series 2006-FA6, Class 3A1, 5.75%, 10/25/2024 (Callable 10/25/2024)	1,385	608
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	87,000,114	82,666,961
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	36,859,925	34,732,012
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	57,531,565	57,007,136
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (a)	39,526,697	39,109,081
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	70,361,721	69,796,315
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/2057 (Callable 07/25/2043) (a)	18,104,338	17,759,905
GSR Mortgage Loan Trust
Series 2004-15F, Class 5A1, 5.50%, 02/25/2025 (Callable 02/25/2025)	18,902	16,712
Series 2005-3F, Class 2A4, 6.00%, 03/25/2035 (Callable 05/25/2033)	1,081,783	895,048
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	79,280,073	74,927,090
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 5.41%, 11/25/2035 (Callable 10/25/2024) (f)	2,045,790	1,692,528
Series 2006-A2, Class 2A1, 5.21%, 04/25/2036 (Callable 10/25/2024) (f)	475,331	415,422
Series 2006-A2, Class 3A3, 5.71%, 04/25/2036 (Callable 10/25/2024) (f)	514,326	445,558
Series 2006-A7, Class 2A4R, 4.44%, 01/25/2037 (Callable 10/25/2024) (f)	718,769	563,077
Series 2007-A2, Class 2A3, 5.61%, 04/25/2037 (Callable 10/25/2024) (f)	1,656,049	1,233,879
Series 2007-A4, Class 2A3, 5.08%, 06/25/2037 (Callable 10/25/2024) (f)	1,677,929	1,322,270
MASTR Alternative Loans Trust
Series 2004-2, Class 2A1, 6.00%, 02/25/2034 (Callable 10/25/2024)	902,615	900,197
Series 2004-8, Class 2A1, 6.00%, 09/25/2034 (Callable 10/25/2024)	552,912	551,591
Series 2005-6, Class 1A5, 5.50%, 12/25/2035 (Callable 10/25/2024)	1,120,490	745,961
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 5.21%, 06/25/2035 (Callable 10/25/2024) (f)	623,385	598,957
Mill City Mortgage Trust
Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 08/25/2036) (a)(f)	1,812,518	1,797,484
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 03/25/2044) (a)(f)	4,245,834	4,159,100
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 01/25/2035) (a)(f)	11,387,553	11,080,365
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (Callable 11/25/2032) (a)(f)	4,360,447	4,182,034
Series 2017-1A, Class A1, 4.00%, 02/25/2057 (Callable 12/25/2032) (a)(f)	8,533,870	8,330,784
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 12/25/2032) (a)(f)	7,293,869	7,112,361
Series 2017-6A, Class A1, 4.00%, 08/27/2057 (Callable 10/25/2035) (a)(f)	8,970,036	8,727,735
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 03/25/2033) (a)(f)	4,839,743	4,723,787
Series 2019-RPL2, Class A1, 3.25%, 02/25/2059 (Callable 05/25/2041) (a)(f)	10,466,006	10,120,904
Onslow Bay Mortgage Loan Trust
Series 2022-NQM3, Class A1, 3.39%, 01/25/2062 (Callable 03/25/2025) (a)(f)	32,915,186	31,665,591
Series 2022-NQM5, Class A1, 4.31%, 05/25/2062 (Callable 05/25/2025) (a)(e)	58,037,399	57,735,152
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026) (a)(e)	19,755,585	20,264,736
Series 2024-HYB1, Class A1, 3.60%, 03/25/2053 (Callable 11/25/2041) (a)(f)	24,140,852	23,572,060
Progress Residential Trust
Series 2024-SFR1, Class A, 3.35%, 02/17/2041 (a)	73,423,356	69,627,654
Series 2024-SFR2, Class A, 3.30%, 04/17/2041 (a)	20,650,000	19,561,092
RALI Trust
Series 2004-QS13, Class CB, 5.00%, 10/25/2024 (Callable 10/25/2024)	3,344	3,118
Series 2005-QA7, Class A22, 5.79%, 07/25/2035 (Callable 10/25/2024) (f)	707,437	655,762
Series 2005-QS11, Class A2, 5.47% (1 mo. Term SOFR + 0.61%), 07/25/2035 (Callable 10/25/2024)	1,842,334	1,313,692
Renaissance NIM Trust
Series 2006-2, Class AF3, 5.80%, 08/25/2036 (Callable 03/25/2026) (e)	14,782,419	5,613,035
Series 2006-3, Class AF2, 5.58%, 11/25/2036 (Callable 05/25/2028) (e)	9,847,275	3,250,652
Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 06/25/2032) (e)	278,136	71,833
Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 04/25/2032) (e)	1,435,659	356,967
Rithm Capital Corp.
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 10/25/2024) (a)(f)	27,047,534	25,434,590
Series 2023-1, Class A, 3.50%, 01/25/2063 (Callable 06/25/2042) (a)(f)	55,514,248	52,694,768
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 01/25/2030) (a)(f)	100,550,000	100,717,466
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 10/25/2024) (a)(f)	2,389,620	2,309,639
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 07/25/2028) (a)(f)	6,064,942	5,902,381
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 03/25/2031) (a)(f)	18,592,882	17,627,764
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 09/25/2031) (a)(f)	3,409,374	3,366,677
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2028) (a)(f)	4,713,289	4,585,719
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 04/25/2033) (a)(f)	32,846,895	31,536,809
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 11/25/2030) (a)(f)	21,969,495	20,015,555
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 02/25/2031) (a)	56,144,500	51,035,025
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 09/25/2031) (a)(f)	95,175,232	90,393,143
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 01/25/2030) (a)(f)	91,780,662	88,424,509
Series 2024-1, Class A1, 4.53%, 03/25/2064 (Callable 11/25/2032) (a)(f)	92,264,332	93,244,336
WaMu Mortgage Pass Through Certificates
Series 2004-CB3, Class 1A, 6.00%, 10/25/2034 (Callable 10/25/2024)	403,796	406,664
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 10/25/2024)	1,019,192	1,045,063
Series 2006-AR10, Class 1A1, 4.92%, 09/25/2036 (Callable 10/25/2024) (f)	415,099	351,406
Series 2007-HY3, Class 4A1, 5.19%, 03/25/2037 (Callable 10/25/2024) (f)	4,866,213	4,479,589
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/2035 (Callable 10/25/2024)	2,356,366	2,058,020
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, Class 2A3, 7.40%, 10/25/2036 (Callable 10/25/2024) (f)	593,482	533,623
Series 2007-7, Class A49, 6.00%, 06/25/2037 (Callable 10/25/2024)	897,765	806,401
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,905,997,463)		1,879,938,056

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%	Par	Value
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	30,037,000	29,233,525
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	2,070,000	2,009,964
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	70,921,751	67,147,756
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	32,737,000	31,577,449
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	6,400,000	6,238,546
BANK-2021, Series 2021-BN33, Class A5, 2.56%, 05/15/2064 (Callable 05/15/2031)	7,919,000	7,025,609
BANK-2022, Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032) (f)	32,650,000	35,344,350
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	44,055,606	46,326,139
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056 (Callable 12/15/2028)	36,723,657	39,178,559
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	73,525,000	76,934,097
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	7,837,000	7,658,802
Series 2018-C2, Class A5, 4.31%, 12/15/2051 (Callable 12/15/2028)	14,445,000	14,352,935
Series 2024-5C29, Class A2, 4.74%, 09/15/2057 (Callable 09/15/2029)	50,000,000	50,395,335
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028) (f)	18,620,000	18,110,106
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)	21,150,000	20,701,925
Series 2020-B19, Class A5, 1.85%, 09/15/2053 (Callable 10/15/2030)	29,825,000	25,108,743
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	46,400,000	39,845,814
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	19,075,000	16,593,478
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	22,950,000	23,909,186
Series 2023-V3, Class A3, 6.36%, 07/15/2056 (Callable 07/15/2028) (f)	10,025,000	10,627,645
Series 2024-V10, Class A2, 4.80%, 10/15/2029 (Callable 10/15/2029)	48,225,000	48,576,657
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.37%, 02/15/2055 (f)	31,900,000	29,433,840
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 05/10/2026)	8,500,000	8,323,310
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	25,065,000	24,783,510
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	33,387,000	32,311,605
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	35,645,000	34,206,792
Series 2019-GC43, Class A4, 3.04%, 11/10/2052 (Callable 11/10/2029)	7,350,000	6,637,310
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027) (f)	14,359,780	13,784,567
Series 2020-C9, Class A5, 1.93%, 08/15/2053 (Callable 09/15/2030)	31,100,000	26,926,234
Computershare Corporate Trust
Series 2015-C26, Class ASB, 2.99%, 02/15/2048 (Callable 02/15/2025)	301,053	300,388
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	16,807,000	16,087,128
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	48,894,000	47,550,427
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	53,620,521	51,179,533
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	11,875,000	11,626,804
Series 2018-C46, Class A4, 4.15%, 08/15/2051 (Callable 08/15/2028)	23,500,000	22,955,467
Series 2018-C47, Class A4, 4.44%, 09/15/2061 (Callable 10/15/2028)	10,850,000	10,843,667
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	2,500,000	2,391,370
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (Callable 11/15/2028) (f)	39,100,000	38,523,846
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	22,229,000	20,832,779
GS Mortgage Securities Corp. II
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	14,402,969	13,927,808
Series 2017-GS7, Class A4, 3.43%, 08/10/2050 (Callable 08/10/2027)	21,750,000	20,869,299
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	25,225,000	24,451,619
Series 2019-GC42, Class A4, 3.00%, 09/10/2052 (Callable 09/10/2029)	21,285,000	19,724,626
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	15,150,000	14,642,322
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	20,950,000	20,410,743
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 08/15/2027)	38,516,184	36,883,914
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 11/15/2024)	37,302,717	37,199,806
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	42,110,000	41,174,973
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)	20,730,000	20,268,751
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	44,268,000	42,228,932
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	22,721,000	22,029,679
Series 2018-C8, Class A4, 4.21%, 06/15/2051 (Callable 06/15/2028)	4,070,000	4,009,557
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	9,062,000	8,721,181
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	14,175,000	13,874,496
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	30,055,000	28,916,523
Morgan Stanley Capital I, Inc., Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	17,228,100	16,708,704
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	9,240,000	8,900,224
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (f)	14,950,000	14,669,835
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class A5, 3.61%, 11/15/2047 (Callable 11/15/2024)	37,953,358	37,866,066
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,511,838,645)		1,463,074,255

ASSET BACKED SECURITIES - 3.0%	Par	Value
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/2028	25,000,000	25,503,755
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	3,250,000	3,284,322
Series 2023-2, Class A, 5.77%, 09/15/2029	70,000,000	71,901,550
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, 02/15/2036 (Callable 08/15/2028) (a)	89,010,000	92,078,851
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028 (a)	72,425,000	73,146,860
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)	1,050,000	1,074,813
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12%, 04/11/2035 (Callable 05/11/2028) (a)	85,750,000	88,382,654
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 10/20/2027) (a)	28,397,275	28,860,534
IPFS Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028 (a)	19,750,000	20,135,429
Series 2023-C, Class A, 5.52%, 10/15/2028 (a)	23,091,000	23,670,947
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)	35,035,000	35,605,037
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	26,000,000	26,682,029
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/2031 (Callable 03/13/2030) (a)	21,775,000	22,115,221
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 03/15/2030) (a)	8,529,480	7,541,013
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 12/15/2029) (a)	8,095,940	7,248,829
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 03/15/2030) (a)	65,186,249	59,523,168
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033) (a)	36,866,447	37,712,654
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)	19,035,746	17,638,083
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)	45,100,000	41,954,085
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (a)	74,179,120	76,116,129
Synchrony Bank
Series 2023-A1, Class A, 5.54%, 07/15/2029	44,300,000	45,235,284
Series 2024-A1, Class A, 5.04%, 03/15/2030	26,030,000	26,536,494
Texas Electric Market Stabilization Funding N LLC, 4.97%, 02/01/2042 (a)	24,000,000	24,742,758
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 10/25/2024) (a)(g)	10,919,919	10,570,793
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 10/25/2024) (a)(g)	15,035,437	14,545,683
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031 (Callable 12/20/2028) (a)	35,887,000	36,695,003
Series 2024-6, Class A1A, 4.17%, 08/20/2030 (Callable 08/20/2027)	130,175,000	130,356,138
TOTAL ASSET BACKED SECURITIES (Cost $1,035,132,430)		1,048,858,116

MUNICIPAL BONDS - 0.8%	Par	Value
Arizona Industrial Development Authority
4.95%, 04/01/2026 (Callable 10/22/2024) (a)(g)	41,325,000	40,878,930
4.95%, 04/01/2026 (Callable 10/22/2024) (g)	15,830,000	15,653,839
Black Belt Energy Gas District, 6.00%, 02/01/2029 (Callable 11/01/2028)	9,120,000	9,435,300
Brazos Higher Education Authority, Inc.
2.08%, 04/01/2026	1,000,000	964,775
2.18%, 04/01/2027	1,300,000	1,231,721
2.31%, 04/01/2028	1,000,000	932,335
2.41%, 04/01/2029	2,360,000	2,164,900
2.51%, 04/01/2030	1,175,000	1,061,043
2.76%, 04/01/2040 (Callable 04/01/2030)	125,000	124,031
California Community Choice Financing Authority, 6.13%, 04/01/2030	4,000,000	4,168,222
Colton Joint Unified School District, 6.01%, 08/01/2026	1,250,000	1,294,386
County of Hamilton OH, 3.76%, 06/01/2042	25,725,000	22,076,529
Illinois Housing Development Authority, 5.75%, 10/01/2053 (Callable 10/01/2032)	5,335,000	5,549,454
Illinois International Port District, 5.00%, 01/01/2035 (Callable 01/01/2026) (a)	3,080,000	2,855,754
Iowa Finance Authority, 6.25%, 07/01/2054 (Callable 07/01/2033)	10,610,000	11,224,916
Iowa Student Loan Liquidity Corp., 2.99%, 12/01/2039 (Callable 12/01/2029)	490,000	470,875
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	39,765,000	32,535,751
Massachusetts Educational Financing Authority
2.46%, 07/01/2030	8,375,000	7,527,408
2.56%, 07/01/2031	5,000,000	4,427,539
3.78%, 07/01/2035 (Callable 07/01/2029)	4,010,000	3,912,199
Massachusetts Housing Finance Agency, 6.00%, 12/01/2054 (Callable 06/01/2033)	20,790,000	21,829,770
Minnesota Housing Finance Agency
2.68%, 10/01/2046 (Callable 01/01/2026)	9,251,055	7,914,241
2.65%, 11/01/2046 (Callable 01/01/2026)	9,833,435	8,403,788
6.25%, 07/01/2053 (Callable 01/01/2033)	2,400,000	2,529,462
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	33,000,000	24,711,545
3.30%, 04/01/2032 (Callable 01/01/2032)	20,000,000	16,362,108
2.87%, 07/01/2035 (Callable 01/01/2035)	17,305,000	13,630,794
North Carolina Housing Finance Agency
2.87%, 07/01/2032 (Callable 11/01/2024)	430,000	423,162
2.81%, 07/01/2035 (Callable 11/01/2024)	175,000	173,708
North Dakota Housing Finance Agency, 6.25%, 01/01/2054 (Callable 07/01/2032)	7,415,000	7,810,617
Ohio Housing Finance Agency, 6.50%, 03/01/2054 (Callable 09/01/2033)	8,265,000	8,812,250
Rhode Island Student Loan Authority
2.53%, 12/01/2025	2,310,000	2,258,019
2.73%, 12/01/2026	1,490,000	1,439,656
2.88%, 12/01/2027	1,800,000	1,719,400
5.00%, 12/01/2028 (h)	1,265,000	1,352,928
5.00%, 12/01/2029 (h)	1,295,000	1,399,636
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,975,000	12,220,046
TOTAL MUNICIPAL BONDS (Cost $333,130,361)		301,481,037

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%	Par	Value
Federal Home Loan Mortgage Corp.
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	12,000,000	11,832,375
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 07/25/2028)	26,320,000	26,058,890
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028) (f)	27,749,000	27,633,878
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 08/25/2028) (f)	9,720,000	9,703,944
Series K122, Class A2, 1.52%, 11/25/2030 (Callable 11/25/2030)	23,000,000	19,895,262
Series K153, Class A3, 3.12%, 10/25/2031 (Callable 02/25/2032) (f)	17,905,000	16,805,015
Series K-154, Class A2, 4.35%, 01/25/2033 (Callable 02/25/2033) (f)	25,000,000	25,319,390
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 08/25/2030)	31,575,000	31,872,812
Federal National Mortgage Association
Series 2017-M4, Class A2, 2.64%, 12/25/2026 (f)	19,900,848	19,322,923
Series 2022-M10, Class A2, 2.00%, 01/25/2032 (f)	97,375,000	83,973,045
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $275,079,500)		272,417,534

OTHER GOVERNMENT RELATED SECURITIES - 0.2%	Par	Value
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029) (a)	24,450,000	25,673,639
6.25%, 05/23/2033 (Callable 02/23/2033) (a)	7,000,000	7,638,150
5.95%, 04/22/2034 (Callable 01/22/2034) (a)	10,900,000	11,606,549
4.75%, 10/13/2035 (Callable 04/13/2035) (a)	10,000,000	9,825,955
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031) (a)	5,000,000	4,450,513
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	1,005,000	869,816
6.70%, 02/16/2032 (Callable 11/16/2031)	31,343,000	28,100,285
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $87,385,605)		88,164,907

COMMON STOCKS - 0.0%(i)	Shares	Value
Energy - 0.0%(i)
Weatherford International PLC	46,003	3,906,575
TOTAL COMMON STOCKS (Cost $3,790,590)		3,906,575

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%	Shares
First American Government Obligations Fund - Class U, 4.84% (j)	775,603,677	775,603,677
TOTAL SHORT-TERM INVESTMENTS (Cost $775,603,677)		775,603,677

TOTAL INVESTMENTS - 100.7% (Cost $36,566,264,981)		35,705,350,854
Liabilities in Excess of Other Assets - (0.7)%		(244,719,780)
TOTAL NET ASSETS - 100.0%		$35,460,631,074

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PCA Pollution Control Authority
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SAPI de CV - Sociedad Anónima Promotora de Capital Variable
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $8,413,722,600 or 23.7% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(g)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(h)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2024, the total value of securities subject to the AMT was $2,752,564 or 0.0% of net assets.
(i)	Represents less than 0.05% of net assets.
(j)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

 Baird Core Plus Bond Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Core Plus Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$15,365,500,123	$–	$15,365,500,123
U.S. Treasury Securities	–	8,459,157,826	–	8,459,157,826
Agency Residential Mortgage-Backed Securities	–	6,047,248,748	–	6,047,248,748
Non-Agency Residential Mortgage-Backed Securities	–	1,879,938,056	–	1,879,938,056
Non-Agency Commercial Mortgage-Backed Securities	–	1,463,074,255	–	1,463,074,255
Asset Backed Securities	–	1,048,858,116	–	1,048,858,116
Municipal Bonds	–	301,481,037	–	301,481,037
Agency Commercial Mortgage-Backed Securities	–	272,417,534	–	272,417,534
Other Government Related Securities	–	88,164,907	–	88,164,907
Common Stocks	3,906,575	–	–	3,906,575
Money Market Funds	775,603,677	–	–	775,603,677
Total Investments	$779,510,252	$34,925,840,602	$–	$35,705,350,854

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.